================================================================================
                               John Hancock Funds
--------------------------------------------------------------------------------

                                   Declaration
                                      Trust


                          Growth
                          V.A. INTERNATIONAL FUND
                          V.A. EMERGINGGROWTHFUND
                          V.A. DISCOVERYFUND

                          Growth and Income
                          V.A. INDEPENDENCE EQUITY FUND
                          V.A. 500 INDEX FUND
                          V.A. SOVEREIGN INVESTORS FUND

                          Income
                          V.A. WORLD BOND FUND
                          V.A. STRATEGIC INCOME FUND
                          V.A. SOVEREIGN BOND FUND
                          V.A. MONEY MARKET FUND


                                  ANNUAL REPORT


                                December 31, 1996

================================================================================
                                Table of Contents

                     John Hancock Funds - Declaration Trust

                                                                            Page

1) Chairman's Message....................................................      3

2) Financial Statements..................................................      4

3) Schedules of Investments

    Growth

    V.A. International Fund..............................................     12
    V.A. Emerging Growth Fund............................................     13
    V.A. Discovery Fund..................................................     15

    Growth & Income

    V.A. Independence Equity Fund........................................     17
    V.A. 500 Index Fund..................................................     19
    V.A. Sovereign Investors Fund........................................     20

    Income

    V.A. World Bond Fund.................................................     23
    V.A. Strategic Income Fund...........................................     24
    V.A. Sovereign Bond Fund.............................................     25
    V.A. Money Market Fund...............................................     27

4) Notes To Financial Statements.........................................     28


                                    TRUSTEES

                             EDWARD J. BOUDREAU, JR.
                              DENNIS S. ARONOWITZ *
                            RICHARD P. CHAPMAN, JR. *
                              WILLIAM J. COSGROVE *
                               DOUGLAS M. COSTLE *
                               LELAND O. ERDAHL *
                              RICHARD A. FARRELL *
                                GAIL D. FOSLER *
                               WILLIAM F. GLAVIN *
                                 ANNE C. HODSDON
                               DR. JOHN A. MOORE *
                             PATTI MCGILL PETERSON *
                                 JOHN W. PRATT *
                              RICHARD S. SCIPIONE
                              EDWARD J. SPELLMAN *
                        * Members of the Audit Committee

                                    OFFICERS

                             EDWARD J. BOUDREAU, JR.
                      Chairman and Chief Executive Officer
                               ROBERT G. FREEDMAN
                                Vice Chairman and
                            Chief Investment Officer
                                 ANNE C. HODSDON
                                    President
                                 JAMES B. LITTLE
                            Senior Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary


                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                            Second Vice President and
                               Compliance Officer

                                   CUSTODIANS

                         INVESTORS BANK & TRUST COMPANY
                                 89 SOUTH STREET
                           BOSTON, MASSACHUSETTS 02111
                            V.A. Emerging Growth Fund
                               V.A. Discovery Fund
                          V.A. Independence Equity Fund
                          V.A. Sovereign Investors Fund
                           V.A. Strategic Income Fund
                            V.A. Sovereign Bond Fund
                       STATE STREET BANK AND TRUST COMPANY
                               225 FRANKLIN STREET
                           BOSTON, MASSACHUSETTS 02110
                             V.A. International Fund
                               V.A. 500 Index Fund
                              V.A. World Bond Fund
                             V.A. Money Market Fund

                                 TRANSFER AGENT

                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                                  P.O. BOX 9298
                        BOSTON, MASSACHUSETTS 02205-9298

                               INVESTMENT ADVISER

                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603


                             SUB-INVESTMENT ADVISERS

                   JOHN HANCOCK ADVISERS INTERNATIONAL LIMITED
                                 34 DOVER STREET
                             LONDON, ENGLAND W1X3RA
                             V.A. International Fund
                    INDEPENDENCE INVESTMENT ASSOCIATES, INC.
                                 53 STATE STREET
                           BOSTON, MASSACHUSETTS 02109
                          V.A. Independence Equity Fund
                        SOVEREIGN ASSET MANAGEMENT CORP.
                              1235 WESTLAKES DRIVE
                           BERWYN, PENNSYLVANIA 19312
                          V.A. Sovereign Investors Fund

                              PRINCIPAL DISTRIBUTOR

                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL

                                HALE AND DORR LLP
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

                              INDEPENDENT AUDITORS

                                ERNST & YOUNG LLP
                              200 CLARENDON STREET
                        BOSTON, MASSACHUSETTS 02116-5702

================================================================================
                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Most analysts agree that the Social Security system will run out of money by the year 2030 unless Congress makes some changes. Although it seems a long way off, the issue is serious enough that at least one group has already studied the problem, and experts and politicians alike have weighed in with a slew of prescriptions. Legislative action could be in the offing in 1997.

[A 1 1/2" X 1 1/4" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.]

   The problem stems from demographic and societal changes. The number of retirees collecting Social Security is growing rapidly, while the number of workers supporting the system is shrinking. Consider this: in 1950, there were 16 workers paying into the Social Security system for each retiree collecting benefits. Today, there are three workers for each retiree and by 2019 there will be two. Starting then, the Social Security Administration estimates that the amount paid out in Social Security benefits will start to be greater than the amount collected in Social Security taxes. Compounding the issue is the fact that people are retiring earlier and living longer.

   The state of the system has already left many people, especially younger and middle-aged workers, feeling insecure about Social Security. A recent survey by the Employee Benefits Research Institute (EBRI) found that 79% of current workers polled had little confidence in the ability of Social Security to maintain the same level of benefits as those received by today's retirees. Instead, they said they expect to use their own savings or employer-sponsored pensions for their retirement. Yet, remarkably, another EBRI survey revealed that only slightly more than half of America's current workers are saving money for retirement. Fewer than half own IRAs or participate in employer-sponsored pension or savings plans.

   No matter how Social Security's problems get solved, one thing is clear. Americans need to rely on themselves for accumulating the bulk of their retirement savings. There's no law that says you should have to reduce your standard of living once you stop working. So we encourage you to save all that you can now, so you can live the way you'd like later.


Sincerely,

   /s/ Edward J. Boudreau, Jr.


          EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Statements of Assets and Liabilities
December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                          V.A.         V.A.         V.A.         V.A.        V.A.
                                                                     INTERNATIONAL   EMERGING    DISCOVERY  INDEPENDENCE  500 INDEX
                                                                          FUND      GROWTH FUND     FUND     EQUITY FUND     FUND
                                                                       ----------   ----------   ----------   ----------  ----------
Assets:
  Investments at value - Note D:
  Common stocks (cost - $1,827,986; $858,831; $900,245; $1,032,243
   and none, respectively) .........................................  $2,075,791   $  861,806   $  935,581   $1,117,091  $     --
   Short-term investments (cost - none; none; none; none and
     $3,984,280, respectively) .....................................        --           --           --           --     3,984,280
   Joint Repurchase Agreements (cost - $196,000; $133,000; $106,000;
     $38,000 and none, respectively) ...............................     196,000      133,000      106,000       38,000        --
   Corporate savings account .......................................        --             61          586          180        --
                                                                      ----------   ----------   ----------   ----------  ----------
                                                                       2,271,791      994,867    1,042,167    1,155,271   3,984,280
  Cash .............................................................         331         --           --           --         3,644
  Foreign currency, at value (cost - $1,730; none; none; none and
    none, respectively) ............................................       1,730         --           --           --          --
  Receivable for investments sold ..................................        --         17,856       11,045           12        --
  Dividends and interest receivable ................................         989          365          244        2,526        --
  Foreign tax receivable ...........................................         151         --           --           --          --
  Segregated assets for financial futures contracts ................        --           --           --           --       148,500
  Deferred organization expenses - Note B ..........................       9,836        9,836        9,836        9,836       9,836
                                                                      ----------   ----------   ----------   ----------  ----------
                    Total Assets ...................................   2,284,828    1,022,924    1,063,292    1,167,645   4,146,260
                    ---------------------------------------------------------------------------------------------------------------
Liabilities:
  Payable for investments purchased ................................        --         31,097       51,006         --          --
  Payable for futures variation margin - Note B ....................        --           --           --           --        80,300
  Payable to John Hancock Advisers, Inc. and affiliates - Note C ...       6,581        7,306        8,721        9,286       8,036
  Accounts payable and accrued expenses ............................      11,126        9,606        9,707        9,707       9,231
                                                                      ----------   ----------   ----------   ----------  ----------
                    Total Liabilities ..............................      17,707       48,009       69,434       18,993      97,567
                    ---------------------------------------------------------------------------------------------------------------
Net Assets:
  Capital paid-in ..................................................   2,020,841    1,043,523    1,055,422    1,037,724   3,906,636
  Accumulated net realized gain (loss) on investments,
   financial futures contracts and foreign currency transactions ...      (1,554)     (71,717)     (96,900)      26,080     186,561
  Net unrealized appreciation (depreciation) of investments,
   financial futures contracts and foreign currency transactions ...     247,834        2,975       35,336       84,848     (44,750)
  Undistributed net investment income ..............................        --            134         --           --           246
                                                                      ----------   ----------   ----------   ----------  ----------
                    Net Assets .....................................  $2,267,121   $  974,915   $  993,858   $1,148,652  $4,048,693
                    ===============================================================================================================

Net Asset Value Per Share:
  (based on 201,947; 104,582; 105,842; 103,375 and 387,874 shares, respectively, of beneficial interest outstanding - unlimited number
  of shares authorized with no par value) ..........................  $    11.23   $     9.32   $     9.39   $    11.11  $    10.44
===================================================================================================================================

The Statement of Assets and Liabilities is each Fund's balance sheet and shows the value of what each Fund owns, is due and owes as of December 31, 1996. You'll also find the net asset value per share as of that date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Statements of Assets and Liabilities
December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A.          V.A.          V.A.         V.A.        V.A.
                                                                    SOVEREIGN     WORLD BOND    STRATEGIC    SOVEREIGN  MONEY MARKET
                                                                  INVESTORS FUND     FUND      INCOME FUND   BOND FUND      FUND
                                                                  --------------  ----------   -----------   ---------  ------------
Assets:
  Investments at value - Note D:
  Common stocks (cost - $889,356; none; none; none and none,
   respectively) .................................................  $  954,718    $     --      $     --     $     --     $   --
   Bonds (cost - $114,719; $1,941,597; $2,043,644; $990,249
   and none, respectively) .......................................     116,532     1,982,665     2,068,958    1,004,150       --
   U.S. government obligations (cost - none; none; none;
     none and $209,962, respectively) ............................        --            --            --           --      209,962
   Joint repurchase agreements (cost - $61,000; $66,000; none;
     $41,000 and none, respectively) .............................      61,000        66,000          --         41,000       --
   Corporate savings account .....................................         718          --           8,728          313       --
                                                                    ----------    ----------    ----------   ----------   --------
                                                                     1,132,968     2,048,665     2,077,686    1,045,463    209,962
  Cash ...........................................................        --            --            --           --        3,708
  Receivable for shares sold .....................................        --             477          --           --         --
  Receivable for investments sold ................................      28,482          --            --           --         --
  Receivable for forward foreign currency exchange contracts
    sold - Note B ................................................        --           1,955         2,134         --         --
  Dividends receivable ...........................................       1,025          --            --           --         --
  Interest receivable ............................................       2,556        42,414        57,984       16,329       --
  Deferred organization expenses - Note B ........................       9,836         9,836         9,836        9,836      9,836
                                                                    ----------    ----------    ----------   ----------   --------
                    Total Assets .................................   1,174,867     2,103,347     2,147,640    1,071,628    223,506
                    --------------------------------------------------------------------------------------------------------------
Liabilities:
  Payable for foreign withholding tax ............................        --             188          --           --         --
  Payable for closed forward foreign currency exchange
    contracts - Note B ...........................................        --           2,265          --           --         --
  Payable for forward foreign currency exchange contracts
    bought - Note B ..............................................        --           3,343          --           --         --
  Payable for investments purchased ..............................      46,356          --            --           --         --
  Payable to John Hancock Advisers, Inc. and affiliates - Note C         8,184         3,711         7,532        6,554      8,258
  Accounts payable and accrued expenses ..........................       9,196        11,280         8,700        8,931      8,620
                                                                    ----------    ----------    ----------   ----------   --------
                    Total Liabilities ............................      63,736        20,787        16,232       15,485     16,878
                    --------------------------------------------------------------------------------------------------------------
Net Assets:
  Capital paid-in ................................................   1,037,804     2,041,765     2,070,673    1,037,618    206,628
  Accumulated net realized gain on investments and foreign
    currency transactions ........................................       6,099         3,827        33,242        4,624       --
  Net unrealized appreciation of investments and foreign
    currency transactions ........................................      67,175        36,968        27,493       13,901       --
  Undistributed net investment income ............................          53          --            --           --         --
                                                                    ----------    ----------    ----------   ----------   --------
                    Net Assets ...................................  $1,111,131    $2,082,560    $2,131,408   $1,056,143   $206,628
                    ==============================================================================================================
Net Asset Value Per Share:
  (based on 103,482; 204,106; 206,887; 103,684 and 206,628 shares, respectively, of beneficial interest outstanding - unlimited
  number of shares authorized with no par value) .................  $    10.74    $    10.20    $    10.30   $    10.19   $   1.00
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Statements of Operations
Period from August 29, 1996 (commencement of operations) to December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                          V.A.         V.A.         V.A.         V.A.        V.A.
                                                                     INTERNATIONAL   EMERGING    DISCOVERY  INDEPENDENCE  500 INDEX
                                                                          FUND      GROWTH FUND    FUND      EQUITY FUND     FUND
                                                                       ---------     --------    --------     ---------   ---------
Investment Income:
  Dividends (net of foreign withholding tax of $648; none; none;
  $38 and none, respectively) .......................................  $  12,385     $    675    $    501     $   8,232   $    --
  Interest ..........................................................     10,220        4,730       2,180         1,214      67,535
                                                                       ---------     --------    --------     ---------   ---------
                                                                          22,605        5,405       2,681         9,446      67,535
  Expenses:
   Investment management fee - Note C ...............................      6,402        2,542       2,607         2,594       4,569
   Auditing fee .....................................................      7,500        7,500       7,500         7,500       7,500
   Custodian fee ....................................................      5,487        4,953       3,847         2,937       1,538
   Printing .........................................................      1,439        1,439       1,439         1,439       1,439
   Organization expense - Note B ....................................        855          855         855           855         855
   Legal fees .......................................................        475          226         233           265         897
   Financial services fee - Note C ..................................        133           64          65            70         245
   Miscellaneous ....................................................          2            1           1             1           3
   Trustees' fee ....................................................          1            1           1             1          18
                                                                       ---------     --------    --------     ---------   ---------
                    Total Expenses ..................................     22,294       17,581      16,548        15,662      17,064
                    Less expense reductions - Note C ................    (14,115)     (14,192)    (13,072)      (12,141)     (9,231)
                                                                       ---------     --------    --------     ---------   ---------
                    Net Expenses ....................................      8,179        3,389       3,476         3,521       7,833
                    ----------------------------------------------------------------------------------------------------------------
                    Net Investment Income (Loss) ....................     14,426        2,016        (795)        5,925      59,702
                    ----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments, Financial
Futures Contracts and Foreign Currency Transactions:
  Net realized gain (loss) on investments sold ......................     (1,554)     (71,717)    (96,900)       27,151        --
  Net realized gain on financial futures contracts ..................       --           --          --            --       387,685
  Net realized loss on foreign currency transactions ................     (5,872)        --          --            --          --
  Change in net unrealized appreciation/depreciation of investments      247,805        2,975      35,336        84,848        --
  Change in net unrealized appreciation/depreciation of financial
    futures contracts ...............................................       --           --          --            --       (44,750)
  Change in net unrealized appreciation/depreciation of foreign
    currency transactions ...........................................         29         --          --            --          --
                                                                       ---------     --------    --------     ---------   ---------
                    Net Realized and Unrealized Gain (Loss) on
                    Investments, Financial Futures Contracts and
                    Foreign Currency Transactions ...................    240,408      (68,742)    (61,564)      111,999     342,935
                    ----------------------------------------------------------------------------------------------------------------
                    Net Increase (Decrease) in Net Assets Resulting
                      from Operations ...............................  $ 254,834     ($66,726)   ($62,359)    $ 117,924   $ 402,637
                    ================================================================================================================

The Statement of Operations summarizes for each of the Funds, the investment income earned and expenses incurred in operating each Fund. It also shows net gains (losses) for the period stated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Statements of Operations
Period from August 29, 1996 (commencement of operations) to December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                       V.A.          V.A.          V.A.         V.A.        V.A.
                                                                    SOVEREIGN     WORLD BOND    STRATEGIC    SOVEREIGN  MONEY MARKET
                                                                  INVESTORS FUND     FUND      INCOME FUND   BOND FUND      FUND
                                                                  --------------  ----------   -----------   ---------  ------------
Investment Income:
  Dividends .......................................................  $  5,175     $   --       $    --       $   --       $   --
  Interest (net of foreign withholding tax of none;
    $838; none; none and none, respectively) ......................     4,861       47,761        61,610       26,166        2,070
                                                                     --------     --------     ---------     --------     --------
                                                                       10,036       47,761        61,610       26,166        2,070
  Expenses:
   Investment management fee - Note C .............................     2,190        5,245         4,229        1,758          191
   Audit Fee ......................................................     7,500        7,500         7,500        7,500        7,500
   Custodian Fee ..................................................     1,496        6,682         1,375        2,710          443
   Printing .......................................................     1,439        1,439         1,439        1,165        1,439
   Organization expense - Note B ..................................       855          855           855          855          855
   Legal fees .....................................................       248          428           552          222           36
   Financial services fee - Note C ................................        68          131           132           66            7
   Miscellaneous ..................................................         2            2             2          200            1
   Trustees' fee ..................................................         1            1             1          123            1
                                                                     --------     --------     ---------     --------     --------
                    Total Expenses ................................    13,799       22,283        16,085       14,599       10,473
                    Less expense reductions - Note C ..............   (10,696)     (15,290)      (10,094)     (11,962)     (10,187)
                                                                     --------     --------     ---------     --------     --------
                    Net Expenses ..................................     3,103        6,993         5,991        2,637          286
                    ----------------------------------------------------------------------------------------------------------------
                    Net Investment Income .........................     6,933       40,768        55,619       23,529        1,784
                    ----------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions:
  Net realized gain on investments sold ...........................     8,426        9,912        41,601        6,419         --
  Net realized gain (loss) on foreign currency transactions .......      --         (6,085)        4,694         --           --
  Change in net unrealized appreciation/depreciation of investments    67,175       41,068        25,314       13,901         --
  Change in net unrealized appreciation/depreciation of foreign
    currency transactions .........................................      --         (4,100)        2,179         --           --
                                                                     --------     --------     ---------     --------     --------
                    Net Realized and Unrealized Gain on Investments
                    and Foreign Currency Transactions .............    75,601       40,795        73,788       20,320         --
                    ----------------------------------------------------------------------------------------------------------------
                    Net Increase in Net Assets Resulting from
                    Operations ....................................  $ 82,534     $ 81,563     $ 129,407     $ 43,849     $  1,784
                    ================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Statements of Changes in Net Assets
Period from August 29, 1996 (commencement of operations) to December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                   V.A.         V.A.          V.A.            V.A.          V.A.
                                                              INTERNATIONAL   EMERGING     DISCOVERY      INDEPENDENCE   500 INDEX
                                                                  FUND       GROWTH FUND      FUND         EQUITY FUND      FUND
                                                               ----------    ----------    ----------      ----------    ----------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income (loss) .............................   $   14,426    $    2,016    ($     795)   $    5,925    $   59,702
  Net realized gain (loss) on investments sold, financial
    futures contracts and foreign currency transactions ....       (7,426)      (71,717)      (96,900)       27,151       387,685
  Change in net unrealized appreciation/depreciation of
    investments, financial futures contracts and foreign
    currency transactions ..................................      247,834         2,975        35,336        84,848       (44,750)
                                                               ----------    ----------    ----------    ----------    ----------
      Net Increase (Decrease) in Net Assets Resulting
        from Operations ....................................      254,834       (66,726)      (62,359)      117,924       402,637
                                                               ----------    ----------    ----------    ----------    ----------
Distributions to Shareholders: *

  Dividends from net investment income .....................       (8,697)       (1,882)         --          (6,035)      (59,456)
  Distributions from net realized gain on investments
    sold, financial futures contracts and foreign
    currency transactions ..................................         --            --            --            (961)     (201,124)
                                                               ----------    ----------    ----------    ----------    ----------
      Total Distributions to Shareholders ..................       (8,697)       (1,882)         --          (6,996)     (260,580)
                                                               ----------    ----------    ----------    ----------    ----------

From Fund Share Transactions: **

  Shares sold ..............................................    2,012,294     1,041,666     1,056,861     1,030,749     3,646,277
  Shares issued to shareholders in reinvestment of
    distributions ..........................................        8,697         1,882          --           6,996       260,580
                                                               ----------    ----------    ----------    ----------    ----------
                                                                2,020,991     1,043,548     1,056,861     1,037,745     3,906,857
  Less shares repurchased ..................................           (7)          (25)         (644)          (21)         (221)
                                                               ----------    ----------    ----------    ----------    ----------
     Net Increase ..........................................    2,020,984     1,043,523     1,056,217     1,037,724     3,906,636
                                                               ----------    ----------    ----------    ----------    ----------

Net Assets:

  Beginning of period ......................................         --            --            --            --            --
                                                               ----------    ----------    ----------    ----------    ----------
  End of period (including undistributed net investment
    income of none; $134; none; none and $246, respectively)   $2,267,121    $  974,915    $  993,858    $1,148,652    $4,048,693
                                                               ==========    ==========    ==========    ==========    ==========

* Distributions to Shareholders

  Per share dividends from net investment income ...........   $   0.0432    $   0.0180          --      $   0.0587    $   0.1637
                                                               ----------    ----------    ----------    ----------    ----------
  Per share distributions from net relaized gain on
    investments sold, financial futures contracts and
    foreign currency transactions ..........................         --            --            --      $   0.0094    $   0.5538
                                                               ----------    ----------    ----------    ----------    ----------

** Analysis of Fund Share Transactions:

  Shares sold ..............................................      201,146       104,379       105,902       102,751       363,218
  Shares issued to shareholders in reinvestment of
    distributions ..........................................          802           206          --             626        24,676
                                                               ----------    ----------    ----------    ----------    ----------
                                                                  201,948       104,585       105,902       103,377       387,894
  Less shares repurchased ..................................           (1)           (3)          (60)           (2)          (20)
                                                               ----------    ----------    ----------    ----------    ----------
  Net Increase .............................................      201,947       104,582       105,842       103,375       387,874
                                                               ==========    ==========    ==========    ==========    ==========

The Statement of Changes in Net Assets shows how the value of each Fund's net assets have changed since the commencement of operations. The difference reflects net investment income, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in each Fund. The footnotes illustrate the number of Fund shares sold, reinvested and repurchased during the period, along with the per share amount of distributions made to shareholders of each Fund for the period indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Statements of Changes in Net Assets
Period from August 29, 1996 (commencement of operations) to December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                                V.A.          V.A.          V.A.          V.A.         V.A.
                                                             SOVEREIGN     WORLD BOND    STRATEGIC     SOVEREIGN   MONEY MARKET
                                                           INVESTORS FUND     FUND      INCOME FUND    BOND FUND       FUND
                                                           --------------  ----------   -----------    ---------   ------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ..................................   $    6,933    $   40,768    $   55,619    $   23,529    $    1,784
  Net realized gain on investments sold and foreign
    currency transactions ................................        8,426         3,827        46,295         6,419          --
  Change in net unrealized appreciation/depreciation
    of investments and foreign currency transactions .....       67,175        36,968        27,493        13,901          --
                                                             ----------    ----------    ----------    ----------    ----------
   Net Increase in Net Assets Resulting from Operations ..       82,534        81,563       129,407        43,849         1,784
                                                             ----------    ----------    ----------    ----------    ----------
Distributions to Shareholders: *
  Dividends from net investment income ...................       (6,880)      (40,768)      (55,619)      (23,529)       (1,784)
  Distributions from net realized gain on investments
    sold and foreign currency transactions ...............       (2,327)         --         (13,053)       (1,795)         --
                                                             ----------    ----------    ----------    ----------    ----------
   Total Distributions to Shareholders ...................       (9,207)      (40,768)      (68,672)      (25,324)       (1,784)
                                                             ----------    ----------    ----------    ----------    ----------

From Fund Share Transactions: **
  Shares sold ............................................    1,029,113     2,000,997     2,002,001     1,012,301       104,907
  Shares issued to shareholders in reinvestment of
    distributions ........................................        9,207        40,768        68,672        25,324         1,784
                                                             ----------    ----------    ----------    ----------    ----------
                                                              1,038,320     2,041,765     2,070,673     1,037,625       106,691
  Less shares repurchased ................................         (516)         --            --              (7)          (63)
                                                             ----------    ----------    ----------    ----------    ----------
    Net Increase .........................................    1,037,804     2,041,765     2,070,673     1,037,618       106,628
                                                             ----------    ----------    ----------    ----------    ----------

Net Assets:
  Beginning of period ....................................         --            --            --            --         100,000(1)
                                                             ----------    ----------    ----------    ----------    ----------
  End of period (including undistributed net investment
   income of $53; none; none; none and none, respectively)   $1,111,131    $2,082,560    $2,131,408    $1,056,143    $  206,628
                                                             ==========    ==========    ==========    ==========    ==========

* Distributions to Shareholders
  Per share dividends from net investment income .........   $   0.0670    $   0.2015    $   0.2739    $   0.2327    $   0.0160
                                                             ----------    ----------    ----------    ----------    ----------
  Per share distributions from net relaized gain
    on investments sold and foreign currency transactions    $   0.0227          --      $   0.0640    $   0.0175          --
                                                             ----------    ----------    ----------    ----------    ----------

** Analysis of Fund Share Transactions:
  Shares sold ............................................      102,676       200,098       200,193       101,202       104,907
  Shares issued to shareholders in reinvestment of
    distributions ........................................          856         4,008         6,694         2,483         1,784
                                                             ----------    ----------    ----------    ----------    ----------
                                                                103,532       204,106       206,887       103,685       106,691
  Less shares repurchased ................................          (50)         --            --              (1)          (63)
                                                             ----------    ----------    ----------    ----------    ----------
  Net Increase ...........................................      103,482       204,106       206,887       103,684       106,628
                                                             ==========    ==========    ==========    ==========    ==========

(1) On July 22, 1996, the Adviser made an initial investment of $100,000 (100,000 shares) in order to seed the Trust.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                      PERIOD FROM AUGUST 29, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
                                                      ---------------------------------- ------------------------------------------
                                                             V.A.          V.A.            V.A.           V.A.            V.A.
                                                        INTERNATIONAL    EMERGING       DISCOVERY     INDEPENDENCE     500 INDEX
                                                            FUND        GROWTH FUND        FUND        EQUITY FUND        FUND
                                                         ----------     ----------      ---------     ----------       ---------
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............   $   10.00      $   10.00       $   10.00       $   10.00      $   10.00
                                                         ---------      ---------       ---------       ---------      ---------
  Net Investment Income (Loss) (1) ...................        0.07           0.02           (0.01)           0.06           0.17
  Net Realized and Unrealized Gain (Loss) on
    Investments, Financial Futures Contracts
    and Foreign Currency Transactions ................        1.20          (0.68)          (0.60)           1.12           0.98
                                                         ---------      ---------       ---------       ---------      ---------
     Total from Investment Operations ................        1.27          (0.66)          (0.61)           1.18           1.15
                                                         ---------      ---------       ---------       ---------      ---------

  Less Distributions:
   Dividends from Net Investment Income ..............       (0.04)         (0.02)           --             (0.06)         (0.16)
   Distributions from Net Realized Gain on
     Investments Sold, Financial Futures Contracts
     and Foreign Currency Transactions ...............        --             --              --             (0.01)         (0.55)
                                                         ---------      ---------       ---------       ---------      ---------
      Total Distributions ............................       (0.04)         (0.02)           --             (0.07)         (0.71)
                                                         ---------      ---------       ---------       ---------      ---------
  Net Asset Value, End of Period .....................   $   11.23      $    9.32       $    9.39       $   11.11      $   10.44
                                                         =========      =========       =========       =========      =========
  Total Investment Return at Net Asset Value (2) .....       12.75%(5)      (6.62%)(5)      (6.10%)(5)      11.78%(5)      11.49%(5)
  Total Adjusted Investment Return at Net Asset
    Value (2)(3) .....................................       12.07%(5)      (8.05%)(5)      (7.39%)(5)      10.66%(5)      11.25%(5)

Ratios and Supplemental Data
  Net Assets, End of Period (000's omitted) ..........   $   2,267      $     975       $     994       $   1,149      $   4,049
  Ratio of Expenses to Average Net Assets ............        1.15%(6)       1.00%(6)        1.00%(6)        0.95%(6)       0.60%(6)
  Ratio of Adjusted Expenses to Average Net Assets (4)        3.13%(6)       5.19%(6)        4.76%(6)        4.23%(6)       1.31%(6)
  Ratio of Net Investment Income (Loss) to Average
    Net Assets .......................................        2.03%(6)       0.62%(6)       (0.23%)(6)       1.60%(6)       4.57%(6)
  Ratio of Adjusted Net Investment Income (Loss)
    to Average Net Assets (4) ........................        0.05%(6)      (3.57%)(6)      (3.99%)(6)      (1.68%)(6)      3.86%(6)
  Portfolio Turnover Rate ............................          14%            31%             68%             24%          --
  Fee Reduction Per Share (1) ........................   $    0.07      $    0.14       $    0.13       $    0.12      $    0.03
  Average Brokerage Commission Rate (7) ..............   $  0.0162      $  0.0694       $  0.0691       $  0.0210           --

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reductions.
(5) Not annualized.
(6) Annualized.
(7) Per portfolio share traded.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the commencement of operations. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                      PERIOD FROM AUGUST 29, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
                                                      -----------------------------------------------------------------------------
                                                            V.A.           V.A.           V.A.            V.A.           V.A.
                                                         SOVEREIGN      WORLD BOND     STRATEGIC       SOVEREIGN     MONEY MARKET
                                                       INVESTORS FUND      FUND       INCOME FUND      BOND FUND         FUND
                                                       --------------   ----------    -----------      ---------     ------------
Per Share Operating Performance
  Net Asset Value, Beginning of Period ...............   $   10.00       $   10.00      $   10.00      $   10.00      $    1.00
                                                         ---------       ---------      ---------      ---------      ---------
  Net Investment Income (1) ..........................        0.07            0.20           0.27           0.23           0.02
  Net Realized and Unrealized Gain on Investments
    and Foreign Currency Transactions ................        0.76            0.20           0.36           0.21           --
                                                         ---------       ---------      ---------      ---------      ---------
   Total from Investment Operations ..................        0.83            0.40           0.63           0.44           0.02
                                                         ---------       ---------      ---------      ---------      ---------

  Less Distributions:
   Dividends from Net Investment Income ..............       (0.07)          (0.20)         (0.27)         (0.23)         (0.02)
   Distributions from Net Realized Gain on Investments
     Sold and Foreign Currency Transactions ..........       (0.02)           --            (0.06)         (0.02)          --
                                                         ---------       ---------      ---------      ---------      ---------
     Total Distributions .............................       (0.09)          (0.20)         (0.33)         (0.25)         (0.02)
                                                         ---------       ---------      ---------      ---------      ---------
  Net Asset Value, End of Period .....................   $   10.74       $   10.20      $   10.30      $   10.19      $    1.00
                                                         =========       =========      =========      =========      =========
  Total Investment Return at Net Asset Value (2) .....        8.30%(5)        4.05%(5)       6.45%(5)       4.42%(5)       1.61%(5)
  Total Adjusted Investment Return at Net Asset
    Value (2)(3) .....................................        7.30%(5)        3.30%(5)       5.96%(5)       3.25%(5)      (7.55%)(5)
Ratios and Supplemental Data

  Net Assets, End of Period (000's omitted) ..........   $   1,111       $   2,083      $   2,131      $   1,056      $     207
  Ratio of Expenses to Average Net Assets ............        0.85%(6)        1.00%(6)       0.85%(6)       0.75%(6)       0.75%(6)
  Ratio of Adjusted Expenses to Average Net Assets (4)        3.78%(6)        3.19%(6)       2.28%(6)       4.15%(6)      27.48%(6)
  Ratio of Net Investment Income to Average Net Assets        1.90%(6)        5.83%(6)       7.89%(6)       6.69%(6)       4.68%(6)
  Ratio of Adjusted Net Investment Income (Loss)
    to Average Net Assets (4) ........................       (1.03%)(6)       3.64%(6)       6.46%(6)       3.29%(6)     (22.05%)(6)
  Portfolio Turnover Rate ............................          17%             30%            73%            45%          --
  Fee Reduction Per Share (1) ........................   $    0.11       $    0.08      $    0.05      $    0.12      $    0.08
  Average Brokerage Commission Rate (7) ..............   $  0.0235             N/A            N/A            N/A            N/A

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation which does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reductions.
(5) Not annualized.
(6) Annualized.
(7) Per portfolio share traded.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

        John Hancock Funds - Declaration Trust -- V.A. International Fund

Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                         NUMBER OF
ISSUER, DESCRIPTION                                        SHARES   MARKET VALUE
-------------------                                        ------   ------------

COMMON STOCKS
Australia (6.29%)
  Newcrest Mining Ltd. (Metal) .......................     20,000     $   79,485
  WMC Ltd. (Metal) ...................................     10,000         63,031
                                                                      ----------
                                                                         142,516
                                                                      ----------
France (6.98%)
  LVMH Moet Hennessy Louis Vuitton (Beverages) .......        400        111,708
  Lyonnaise des Eaux SA (Diversified Operations) .....        500         46,536
                                                                      ----------
                                                                         158,244
                                                                      ----------
Germany (2.75%)
  Volkswagen AG (Automobile / Trucks) ................        150         62,386
                                                                      ----------
Hong Kong (21.94%)
  China Resources Enterprise Ltd.
   (Real Estate Operations) ..........................    100,000        224,966
  First Sign International Holdings Ltd. (Textile) ...    250,000         79,999
  Hong Kong & Shanghai Hotels Ltd. (Leisure) .........     50,000         94,382
  Sun Hung Kai Properties Ltd.
   (Real Estate Operations) ..........................      8,000         98,002
                                                                      ----------
                                                                         497,349
                                                                      ----------
Japan (30.36%)

  Bridgestone Corp. (Rubber - Tires & Misc) ..........      5,000         94,983
  Honda Motor Co., Ltd. (Automobile / Trucks) ........      2,000         57,163
  Matsushita Communication Industrial Co., Ltd.
   (Telecommunications) ..............................      2,000         51,809
  Matsushita-Kotobuki Electronics Industries, Ltd.
   (Electronics) .....................................      3,000         78,232
  Mitsubishi Heavy Industries, Ltd. (Machinery) ......     10,000         79,440
  Nippon Steel Corp. (Steel) .........................     25,000         73,828
  Sharp Corp. (Electronics) ..........................      4,000         56,990
  Sony Corp. (Electronics) ...........................      1,000         65,538
  TDK Corp. (Electronics) ............................      2,000        130,386
                                                                      ----------
                                                                         688,369
                                                                      ----------
Malaysia (2.43%)
  Genting Berhad (Leisure) ...........................      8,000         55,118
                                                                      ----------
Norway (2.19%)
  Saga Petroleum ASA (Oil & Gas) .....................      3,000         49,588
                                                                      ----------
United Kingdom (18.62%)
  British Petroleum PLC (Oil & Gas) ..................     10,000        119,925
  Marks & Spencer PLC (Retail) .......................     10,000         84,290
  Pearson PLC (Media) ................................     10,000        127,634
  PizzaExpress PLC (Retail) ..........................     10,000         90,372
                                                                      ----------
                                                                         422,221
                                                                      ----------
                     TOTAL COMMON STOCKS
                       (Cost $1,827,986) .............     (91.56%)    2,075,791
                                                         --------     ----------

The Schedule of Investments is a complete list of all securities owned by the V.A. International Fund on December 31, 1996. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by country. Short-term investments, which represent the Fund's "cash" position, are listed last.
                                                         PAR VALUE
                                              INTEREST    (000's
ISSUER, DESCRIPTION                             RATE      OMITTED)  MARKET VALUE
-------------------                             ----      --------  ------------

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (8.65%)

  Investment in a joint repurchase agreement
   transaction with Lehman Brothers, Inc. ...
   Dated 12-31-96, Due 01-02-97 (secured
   by U.S. Treasury Bonds, 8.75% thru 13.25%,
   due 11-15-08 thru 11-15-18 and by U.S. ...
   Treasury Note, 6.25% due 06-30-98) -
   Note A ...................................  6.70%    $     196    $  196,000
                                                                     ----------
            TOTAL SHORT-TERM INVESTMENTS ....               (8.65%)     196,000
                                                          -------    ----------
                       TOTAL INVESTMENTS ....             (100.21%)  $2,271,791
                                                          =======    ==========

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Industry Diversification
--------------------------------------------------------------------------------

The Fund primarily invests in securities issued by companies of other countries. The performance of the Fund is closely tied to the economic conditions within the countries it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's Investments at December 31, 1996 assigned to the various investment categories.

                                                   MARKET VALUE OF SECURITIES
INVESTMENT CATEGORIES                               AS A % OF FUND NET ASSETS
---------------------                               -------------------------
  Automobile/Trucks...............................             5.27%
  Beverages.......................................             4.93
  Diversified Operations..........................             2.05
  Electronics.....................................            14.60
  Leisure.........................................             6.59
  Machinery.......................................             3.50
  Media...........................................             5.63
  Metal...........................................             6.29
  Oil & Gas.......................................             7.48
  Real Estate Operations..........................            14.25
  Retail..........................................             7.70
  Rubber - Tires & Misc...........................             4.19
  Steel...........................................             3.26
  Telecommunications..............................             2.29
  Textile.........................................             3.53
  Short-Term Investments..........................             8.65
                                                             ------
                                 TOTAL INVESTMENTS           100.21%
                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

       John Hancock Funds - Declaration Trust -- V.A. Emerging Growth Fund

Schedule of Investments
December 31, 1996

--------------------------------------------------------------------------------

                                                            NUMBER OF    MARKET
ISSUER, DESCRIPTION                                           SHARES      VALUE
-------------------                                           ------      -----

COMMON STOCKS
Advertising (3.60%)
  Catalina Marketing Corp.* ...............................     200     $ 11,025
  Lamar Advertising Co.* ..................................     200        4,850
  Outdoor Systems, Inc.* ..................................     300        8,437
  Snyder Communications, Inc.* ............................     400       10,800
                                                                        --------
                                                                          35,112
                                                                        --------
Agricultural Operations (.94%)
  Northland Cranberries, Inc. (Class A)  ..................     400        9,200
                                                                        --------
Automobile / Trucks (1.58%)
  Cross-Continent Auto Retailers, Inc.*  ..................     300        6,263
  Gentex Corp.* ...........................................     400        8,050
  Lithia Motors, Inc. (Class A)* ..........................     100        1,113
                                                                        --------
                                                                          15,426
                                                                        --------
Broker Services (2.12%)
  Alex Brown, Inc. ........................................     100        7,250
  E* TRADE Group, Inc.* ...................................     600        6,900
  Hambrecht & Quist Group* ................................     300        6,487
                                                                        --------
                                                                          20,637
                                                                        --------
Business Services - Misc (3.61%)
  AccuStaff, Inc.* ........................................     200        4,225
  COREStaff, Inc.* ........................................     150        3,553
  CRA Managed Care, Inc.* .................................     100        4,500
  On Assignment, Inc.* ....................................     300        8,850
  RMH Teleservices, Inc.* .................................     400        3,100
  Sitel Corp.* ............................................     600        8,475
  Superior Consultant Holdings Corp.* .....................     100        2,475
                                                                        --------
                                                                          35,178
                                                                        --------
Computers (11.33%)
  Aspect Development, Inc.* ...............................     200        5,450
  Aspen Technologies, Inc.* ...............................     100        8,025
  Aurum Software, Inc.* ...................................     100        2,313
  Baan Co., N.V. (Netherlands)* ...........................     300       10,425
  BISYS Group, Inc. (The)* ................................     300       11,119
  CBT Group PLC (American Depositary
   Receipts) (Ireland)* ...................................     100        5,425
  CyberMedia, Inc.* .......................................     100        1,575
  HNC Software, Inc.* .....................................     400       12,500
  Intelligroup, Inc.* .....................................     100        1,100
  JDA Software Group, Inc.* ...............................     300        8,550
  National TechTeam, Inc.* ................................     200        4,000
  Network Appliance, Inc.* ................................     200       10,175
  Project Software & Development, Inc.*  ..................     200        8,475
  Puma Technology, Inc.* ..................................     200        3,450
  Transaction Systems Architects, Inc. (Class A)* .........     200        6,650
  Versant Object Technology Corp* .........................     300        5,588
  Versatility, Inc.* ......................................     100        1,500
  Xionics Document Technologies, Inc.* ....................     100        1,250
  XLConnect Solutions, Inc.* ..............................     100        2,875
                                                                        --------
                                                                         110,445
                                                                        --------
Consumer Products Misc. (.94%)
  Blyth Industries, Inc.* .................................     200        9,125
                                                                        --------
Diversified Operations (.55%)
  Special Devices, Inc.* ..................................     300        5,325
                                                                        --------

The Schedule of Investments is a complete list of all securities owned by the V.A. Emerging Growth Fund on December 31, 1996. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-Term investments, which represent the Fund's "cash" position are listed last.

                                                            NUMBER OF    MARKET
ISSUER, DESCRIPTION                                           SHARES      VALUE
-------------------                                           ------      -----
Electronics (5.00%)
  DuPont Photomasks, Inc.* ................................     300     $ 13,612
  Novellus Systems, Inc.* .................................     100        5,419
  Proxim, Inc.* ...........................................     300        6,900
  SRS Labs, Inc.* .........................................     800        6,900
  Ultrak, Inc.* ...........................................     400       12,200
  Xilinx, Inc.* ...........................................     100        3,681
                                                                        --------
                                                                          48,712
                                                                        --------
Finance (5.13%)
  Aames Financial Corp. ...................................     100        3,588
  Checkfree Corp.* ........................................     600       10,275
  Concord EFS, Inc.* ......................................     200        5,650
  Delta Financial Corp.* ..................................     200        3,600
  First USA Paymentech, Inc.* .............................     200        6,775
  Inter-Regional Financial Group, Inc. ....................     200        7,050
  Medallion Financial Corp. ...............................     400        6,100
  PMT Services, Inc.* .....................................     400        7,000
                                                                        --------
                                                                          50,038
                                                                        --------
Insurance (1.48%)
  HCC Insurance Holdings, Inc. ........................       600         14,400
                                                                        --------
Leisure (5.68%)
  Cinar Films, Inc. (Class B) (Canada)*  ..............       300          7,800
  Dover Downs Entertainment* ..........................       300          5,363
  Family Golf Centers, Inc.* ..........................       300          9,037
  Premier Parks, Inc.* ................................       400         12,850
  Regal Cinemas, Inc.* ................................       400         12,300
  Silicon Gaming, Inc.* ...............................       500          8,062
                                                                        --------
                                                                          55,412
                                                                        --------
Media (4.67%)
  Cox Radio Inc.(Class A)* ............................       300          5,250
  Gray Communications Systems, Inc. (Class B) .........       400          6,800
  Heftel Broadcasting Corp. (Class A)* ................       200          6,300
  Jacor Communications, Inc.* .........................       200          5,475
  Lin Television Corp.* ...............................       200          8,450
  Telemundo Group, Inc. (Class A)* ....................       200          5,800
  Univision Communications, Inc.* .....................       200          7,400
                                                                        --------
                                                                          45,475
                                                                        --------
Medical (11.99%)
  Alkermes, Inc.* .....................................       400          9,300
  Dura Pharmaceuticals, Inc.* .........................       300         14,325
  ESC Medical Systems, Ltd. (Israel)* .................       200          5,100
  Health Care & Retirement Corp.* .....................       200          5,725
  Incyte Pharmaceuticals, Inc.* .......................       100          5,150
  National Surgery Centers, Inc.* .....................       200          7,600
  NCS HealthCare, Inc. (Class A)* .....................       400         11,650
  Parexel International Corp.* ........................       100          5,163
  PhyCor, Inc.* .......................................       200          5,675
  Renal Care Group, Inc.* .............................       200          6,325
  Renal Treatment Centers, Inc.* ......................       300          7,650
  Safeskin Corp.* .....................................       200          9,750
  Schein (Henry), Inc.* ...............................       300         10,312

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

       John Hancock Funds - Declaration Trust -- V.A. Emerging Growth Fund

                                                           NUMBER OF     MARKET
ISSUER, DESCRIPTION                                         SHARES        VALUE
-------------------                                         ------        -----
Medical (continued)
  Sonus Pharmaceuticals, Inc.* ........................       200       $  5,950
  Total Renal Care Holdings, Inc.* ....................       200          7,250
                                                                        --------
                                                                         116,925
                                                                        --------
Office (.84%)
  Daisytek International Corp.* .......................       200          8,200
                                                                        --------
Oil & Gas (3.15%)
  Benton Oil & Gas Co.* ...............................       400          9,050
  Chesapeake Energy Corp.* ............................       100          5,563
  Forcenergy, Inc.* ...................................       300         10,875
  Nuevo Energy Co.* ...................................       100          5,200
                                                                        --------
                                                                          30,688
                                                                        --------
Paper & Paper Products (.70%)
  American Pad & Paper Co.* ...........................       300          6,787
                                                                        --------
Pollution Control (1.27%)
  Newpark Resources, Inc.* ............................       100          3,725
  Philip Environmental, Inc. (Canada)* ................       600          8,700
                                                                        --------
                                                                          12,425
                                                                        --------
Real Estate Operations (4.85%)
  Arden Realty Group, Inc. ............................       300          8,325
  Beacon Properties Corp. .............................       200          7,325
  Central Parking Corp. ...............................       300         10,050
  Crescent Real Estate Equities, Inc. .................       200         10,550
  Starwood Lodging Trust ..............................       200         11,025
                                                                        --------
                                                                          47,275
                                                                        --------
Retail (11.78%)
  CompUSA, Inc.* ......................................       400          8,250
  Cost Plus, Inc.* ....................................       200          3,825
  Eckerd (Jack) Corp.* ................................        79          2,528
  Gucci Group, NV (Netherlands) .......................       200         12,775
  Hibbett Sporting Goods, Inc.* .......................       400          5,800
  Hot Topic, Inc.* ....................................       300          5,925
  Insight Enterprises, Inc* ...........................       200          5,600
  Landry's Seafood Restaurants, Inc.* .................       400          8,550
  Marks Bros. Jewelers, Inc.* .........................       400          4,650
  Men's Wearhouse, Inc. (The)* ........................       200          4,900
  Papa John's International, Inc.* ....................       250          8,437
  PETsMART, Inc.* .....................................       200          4,375
  Quality Food Centers, Inc.* .........................       200          6,750
  Seattle Filmworks, Inc.* ............................       300          6,113
  Stage Stores, Inc.* .................................       300          5,475
  Starbucks Corp.* ....................................       300          8,587
  Tiffany & Co. .......................................       200          7,325
  Vans, Inc.* .........................................       400          5,000
                                                                        --------
                                                                         114,865
                                                                        --------
Schools / Education (1.37%)
  Apollo Group, Inc. (Class A)* ....................        400           13,375
                                                                        --------
Shoes & Related Apparel (.87%)
  Converse, Inc.* ..................................        500            8,500
                                                                        --------
Telecommunications (3.21%)
  ACC Corp.* .......................................        200            6,050
  Advanced Fibre Communications* ...................        100            5,562
  Comverse Technology, Inc.* .......................        300           11,344
  McLeod, Inc. (Class A)* ..........................        100            2,550
  Tel-Save Holdings, Inc.* .........................        200            5,800
                                                                        --------
                                                                          31,306
                                                                        --------
Textile (1.23%)
  Cutter & Buck, Inc.* .............................        600         $  6,975
  Nautica Enterprises, Inc.* .......................        200            5,050
                                                                        --------
                                                                          12,025
                                                                        --------
Tobacco (0.51%)
  Consolidated Cigar Holdings, Inc.* ...............        200            4,950
                                                                        --------
                     TOTAL COMMON STOCKS
                         (Cost $858,831) ...........       (88.40%)      861,806
                                                           ------       --------

                                                             PAR VALUE
                                                   INTEREST   (000'S
                                                      RATE    OMITTED)
                                                      ----    --------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (13.64%)
  Investment in a joint repurchase agreement
   transaction with Lehman Brothers,
   Inc. Dated 12-31-96, Due 01-02-97
   (Secured by U.S. Treasury Bonds, 7.25% thru
   12.50%, due 08-15-14 thru 08-15-22) - Note A....  6.70%      $133     133,000
                                                                        --------

Corporate Savings Account (0.01%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 4.75%..............................                           61
                                                                        --------
            TOTAL SHORT-TERM INVESTMENTS                      (13.65%)   133,061
                                                             -------    --------
                       TOTAL INVESTMENTS                     (102.05%)  $994,867
                                                             =======    ========

* Non-income producing security.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

          John Hancock Funds - Declaration Trust -- V.A. Discovery Fund

Schedule of Investments
December 31, 1996

--------------------------------------------------------------------------------

                                                           NUMBER OF     MARKET
ISSUER, DESCRIPTION                                         SHARES        VALUE
-------------------                                         ------        -----

COMMON STOCKS
Advertising (1.46%)
  Lamar Advertising Co.* ................................       600     $ 14,550
                                                                        --------
Agricultural Operations (1.39%)
  Northland Cranberries, Inc. (Class A)  ................       600       13,800
                                                                        --------
Automobile / Trucks (0.11%)
  Lithia Motors, Inc. (Class A)* ........................       100        1,112
                                                                        --------
Broker Services (2.08%)
  E* TRADE Group, Inc.* .................................     1,800       20,700
                                                                        --------
Computers (21.38%)
  Aspect Development, Inc.* .............................       800       21,800
  Aurum Software, Inc.* .................................       100        2,313
  Baan Co., N.V. (Netherlands)* .........................       600       20,850
  CBT Group PLC American Depositary
   Receipts (Ireland)* ..................................       400       21,700
  CyberMedia, Inc.* .....................................       100        1,575
  HNC Software, Inc.* ...................................       600       18,750
  National TechTeam, Inc.* ..............................       300        6,000
  Netscape Communications Corp.* ........................       400       22,750
  Network Appliance, Inc.* ..............................       300       15,263
  Project Software & Development, Inc.*  ................       600       25,425
  Puma Technology, Inc.* ................................       100        1,725
  Rogue Wave Software* ..................................       100        1,575
  Transaction Systems Architects, Inc. (Class A)* .......       600       19,950
  Versant Object Technology Corp* .......................       800       14,900
  Versatility, Inc.* ....................................     1,000       15,000
  XLConnect Solutions, Inc.* ............................       100        2,875
                                                                        --------
                                                                         212,451
                                                                        --------
Electronics (9.31%)
  Altera Corp.* .........................................       300       21,806
  Novellus Systems, Inc.* ...............................       200       10,838
  SRS Labs, Inc.* .......................................     1,600       13,800
  Ultrak, Inc.* .........................................       800       24,400
  VLSI Technology, Inc.* ................................       600       14,325
  Xilinx, Inc.* .........................................       200        7,363
                                                                        --------
                                                                          92,532
                                                                        --------
Finance (5.10%)
  Concord EFS, Inc.* ....................................       400       11,300
  Delta Financial Corp.* ................................       100        1,800
  Medallion Financial Corp. .............................     1,000       15,250
  Metris Companies, Inc.* ...............................       200        4,800
  PMT Services, Inc.* ...................................     1,000       17,500
                                                                        --------
                                                                          50,650
                                                                        --------
Leasing Companies (0.78%)
  Leasing Solutions, Inc.* ..............................       300        7,725
                                                                        --------
Leisure (6.70%)
  Cinar Films, Inc. (Class B) (Canada)*  ................       800       20,800
  Family Golf Centers, Inc.* ............................       600       18,075
  Regal Cinemas, Inc.* ..................................       900       27,675
                                                                        --------
                                                                          66,550
                                                                        --------
Media (1.70%)
  Lin Television Corp.* .................................       400       16,900
                                                                        --------
Medical (13.26%)
  Dura Pharmaceuticals, Inc.* ...........................       400       19,100
  National Surgery Centers, Inc.* .......................       400       15,200
  NCS HealthCare, Inc. (Class A)* .......................       600       17,475

The Schedule of Investments is a complete list of all securities owned by the V.A. Discovery Fund on December 31, 1996. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry groups. Short-term investments, which represent the Fund's "cash" position are listed last.

                                                           NUMBER OF     MARKET
ISSUER, DESCRIPTION                                         SHARES        VALUE
-------------------                                         ------        -----
Medical (continued)
  Omnicare, Inc. ........................................       600     $ 19,275
  Parexel International Corp.* ..........................       400       20,650
  Safeskin Corp.* .......................................       400       19,500
  Schein (Henry), Inc.* .................................       600       20,625
                                                                        --------
                                                                         131,825
                                                                        --------
Oil & Gas (7.90%)
  Benton Oil & Gas Co.* .................................     1,000       22,625
  Forcenergy, Inc.* .....................................       700       25,375
  Newpark Resources, Inc.* ..............................       400       14,900
  Nuevo Energy Co. * ....................................       300       15,600
                                                                        --------
                                                                          78,500
                                                                        --------
Pollution Control (3.59%)
  Philip Environmental, Inc. (Canada)* ..................     1,600       23,200
  Republic Industries, Inc.* ............................       400       12,475
                                                                        --------
                                                                          35,675
                                                                        --------
Real Estate Operations (2.02%)
  Central Parking Corp. .................................       600       20,100
                                                                        --------
Retail (8.91%)
  CompUSA, Inc.* ........................................     1,000       20,625
  CUC International, Inc. * .............................       700       16,625
  Hibbett Sporting Goods, Inc.* .........................       100        1,450
  Papa John's International, Inc. * .....................       600       20,250
  PETsMART, Inc.* .......................................       700       15,312
  Starbucks Corp.* ......................................       500       14,312
                                                                        --------
                                                                          88,574
                                                                        --------
Schools / Education (2.69%)
  Apollo Group, Inc. (Class A)* .........................       800       26,750
                                                                        --------
Telecommunications (2.80%)
  Comverse Technology, Inc.* ............................       600       22,687
  McLeod, Inc. (Class A)* ...............................       200        5,100
                                                                        --------
                                                                          27,787
                                                                        --------
Textile (0.97%)
  Tommy Hilfiger Corp.* .................................       200        9,600
                                                                        --------
Tobacco (1.99%)
  Consolidated Cigar Holdings, Inc.* ....................       800       19,800
                                                                        --------
                     TOTAL COMMON STOCKS
                         (Cost $900,245) ................    (94.14%)    935,581
                                                             ------     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

          John Hancock Funds - Declaration Trust -- V.A. Discovery Fund

                                          INTEREST     PAR VALUE      MARKET
ISSUER, DESCRIPTION                         RATE    (000'S OMITTED)    VALUE
-------------------                         ----    ---------------    -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (10.66%)
  Investment in a joint repurchase
   agreement transaction with Lehman
   Brothers, Inc. Dated 12-31-96,
   Due 01-02-97 (Secured by U.S.
   Treasury Bonds, 7.25% thru 12.50%,
   due 08-15-14 thru 08-15-22) - Note A     6.70%        $106        $ 106,000
                                                                     ---------
Corporate Savings Account (0.06%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 4.75%...................                                   586
                                                                     ---------
            TOTAL SHORT-TERM INVESTMENTS               (10.72%)        106,586
                                                      -------        ---------
                       TOTAL INVESTMENTS              (104.86%)     $1,042,167
                                                      =======        =========

* Non-income producing security
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Portfolio Concentration
--------------------------------------------------------------------------------

The V.A. Discovery Fund invests primarily in securities issued in the United States of America. The performance of the Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at December 31, 1996 assigned to country categories.

                                                     MARKET VALUE AS A
COUNTRY DIVERSIFICATION                       PERCENTAGE OF FUND'S NET ASSETS
-----------------------                       -------------------------------
Canada...................................                   4.43%
Ireland..................................                   2.18
Netherlands..............................                   2.10
United States............................                  96.15
                                                          ------
                        TOTAL INVESTMENTS                 104.86%
                                                          ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

     John Hancock Funds - Declaration Trust -- V.A. Independence Equity Fund

Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                             NUMBER OF   MARKET
ISSUER, DESCRIPTION                                           SHARES      VALUE
-------------------                                           ------      -----

COMMON STOCKS
Aerospace (3.78%)
  Boeing Co. (The) .....................................       100       $10,637
  McDonnell Douglas Corp. ..............................       100         6,400
  United Technologies Corp. ............................       400        26,400
                                                                       ---------
                                                                          43,437
                                                                       ---------
Automobile / Trucks (1.92%)
  Chrysler Corp. .......................................       400        13,200
  Dana Corp. ...........................................       100         3,263
  General Motors Corp. .................................       100         5,575
                                                                       ---------
                                                                          22,038
                                                                       ---------
Banks - United States (5.19%)
  BankAmerica Corp. ....................................       200        19,950
  Chase Manhattan Corp. ................................       100         8,925
  First Bank Systems, Inc. .............................       100         6,825
  NationsBank Corp. ....................................       200        19,550
  Norwest Corp. ........................................       100         4,350
                                                                       ---------
                                                                          59,600
                                                                       ---------
Building (0.62%)
  Centex Corp. .........................................       100         3,763
  Clayton Homes, Inc. ..................................       250         3,375
                                                                       ---------
                                                                           7,138
                                                                       ---------
Chemicals (3.88%)
  Hercules, Inc. .......................................       100         4,325
  Imperial Chemical Industries PLC (American
   Depositary Receipts) (ADR) (United Kingdom) .........       100         5,200
  Monsanto Co. .........................................       300        11,662
  Morton International, Inc. ...........................       300        12,225
  PPG Industries, Inc. .................................       200        11,225
                                                                       ---------
                                                                          44,637
                                                                       ---------
Computers (4.93%)
  Cisco Systems, Inc.* .................................       100         6,362
  Computer Associates International, Inc. ..............       100         4,975
  Hewlett-Packard Co. ..................................       300        15,075
  International Business Machines Corp. ................       200        30,200
                                                                       ---------
                                                                          56,612
                                                                       ---------
Cosmetics & Personal Care (0.50%)
  Avon Products, Inc. ..................................       100         5,712
                                                                       ---------
Diversified Operations (2.11%)
  Du Pont (E.I.) De Nemours and Co. ....................       100         9,437
  Lockheed Martin Corp. ................................       100         9,150
  Ogden Corp. ..........................................       300         5,625
                                                                       ---------
                                                                          24,212
                                                                       ---------
Electronics (6.26%)
  General Electric Co. .................................       300        29,662
  Intel Corp. ..........................................       200        26,187
  Raychem Corp. ........................................       200        16,025
                                                                       ---------
                                                                          71,874
                                                                       ---------
Finance (3.12%)
  American Express Co. .................................       400        22,600
  Dean Witter Discover & Co. ...........................       200        13,250
                                                                       ---------
                                                                          35,850
                                                                       ---------
Food (1.96%)
  ConAgra, Inc. ........................................       100         4,975
  Unilever N.V. (ADR) (Netherlands) ....................       100        17,525
                                                                       ---------
                                                                          22,500
                                                                       ---------

The Schedule of Investments is a complete list of all securities owned by the V.A. Independence Equity Fund on December 31, 1996. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                             NUMBER OF   MARKET
ISSUER, DESCRIPTION                                           SHARES      VALUE
-------------------                                           ------      -----

Household (0.39%)
  Rubbermaid, Inc. .....................................       200     $   4,550
                                                                       ---------
Instruments - Scientific (0.51%)
  Perkin-Elmer Corp. ...................................       100         5,887
                                                                       ---------
Insurance (6.87%)
  American International Group, Inc. ...................       100        10,825
  CIGNA Corp. ..........................................       200        27,325
  Equitable Cos., Inc. .................................       100         2,463
  General Re Corp. .....................................       200        31,550
  ITT Hartford Group, Inc. .............................       100         6,750
                                                                       ---------
                                                                          78,913
                                                                       ---------
Leisure (3.73%)
  Disney (Walt) Co., (The) .............................       200        13,925
  Eastman Kodak Co. ....................................       200        16,050
  HFS, Inc.* ...........................................       100         5,975
  Hilton Hotels Corp. ..................................       100         2,613
  ITT Corp.* ...........................................       100         4,338
                                                                       ---------
                                                                          42,901
                                                                       ---------
Machinery (1.10%)
  Cooper Industries, Inc. ..............................       300        12,637
                                                                       ---------
Media (1.11%)
  McGraw-Hill Cos., Inc. ...............................       200         9,225
  Viacom, Inc. (Class B)* ..............................       100         3,488
                                                                       ---------
                                                                          12,713
                                                                       ---------
Medical (11.43%)
  Abbott Laboratories ..................................       400        20,300
  Allegiance Corp. .....................................       300         8,287
  Amgen, Inc.* .........................................       100         5,438
  Becton, Dickinson & Co. ..............................       200         8,675
  Glaxo Wellcome PLC (ADR) (United Kingdom) ............       500        15,875
  HEALTHSOUTH Corp.* ...................................       100         3,863
  Johnson & Johnson ....................................       600        29,850
  Mallinckrodt, Inc. ...................................       100         4,413
  Merck & Co., Inc. ....................................       200        15,850
  Pfizer, Inc. .........................................       100         8,287
  Pharmacia & Upjohn, Inc. .............................       100         3,963
  Schering-Plough Corp. ................................       100         6,475
                                                                       ---------
                                                                         131,276
                                                                       ---------
Mortgage Banking (0.65%)
  Federal National Mortgage Assn .......................       200         7,450
                                                                       ---------
Office (1.88%)
  Avery Dennison Corp. .................................       200         7,075
  Pitney Bowes, Inc. ...................................       200        10,900
  Staples, Inc.* .......................................       200         3,613
                                                                       ---------
                                                                          21,588
                                                                       ---------
Oil & Gas (10.28%)
  Anadarko Petroleum Corp. .............................       100         6,475
  Atlantic Richfield Co. ...............................       100        13,250
  Baker Hughes, Inc. ...................................       200         6,900
  British Petroleum Co. PLC (ADR) (United Kingdom) .....       100        14,137
  Chevron Corp. ........................................       200        13,000
  Dresser Industries, Inc. .............................       300         9,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

     John Hancock Funds - Declaration Trust -- V.A. Independence Equity Fund

                                                             NUMBER OF   MARKET
ISSUER, DESCRIPTION                                           SHARES      VALUE
-------------------                                           ------      -----

Oil & Gas (continued)
  Kerr - McGee Corp. ...................................       100      $  7,200
  Phillips Petroleum Co. ...............................       400        17,700
  Texaco Inc. ..........................................       100         9,812
  Unocal Corp. .........................................       500        20,312
                                                                       ---------
                                                                         118,086
                                                                       ---------
Paper & Paper Products (1.66%)
  Kimberly-Clark Corp. .................................       200        19,050
                                                                       ---------
Retail (4.94%)
  Cracker Barrel Old Country Store, Inc. ...............       100         2,538
  Federated Department Stores, Inc.* ...................       100         3,413
  Home Depot, Inc. .....................................       300        15,037
  Lowe's Cos., Inc. ....................................       200         7,100
  Price/Costco, Inc.* ..................................       200         5,025
  TJX Cos., Inc. .......................................       100         4,738
  Toys "R" Us, Inc.* ...................................       400        12,000
  Wal-Mart Stores, Inc. ................................       300         6,862
                                                                       ---------
                                                                          56,713
                                                                       ---------
Shoes & Related Apparel (0.40%)
  Nine West Group, Inc.* ...............................       100         4,638
                                                                       ---------
Telecommunications (4.45%)
  A T & T Corp. ........................................       900        39,150
  Lucent Technologies, Inc. ............................       259        11,979
                                                                       ---------
                                                                          51,129
                                                                       ---------
Textile (0.66%)
  Fruit of the Loom, Inc. (Class A)* ...................       200         7,575
                                                                       ---------
Tobacco (4.35%)
  Philip Morris Cos., Inc. .............................       300        33,787
  Universal Corp. ......................................       100         3,213
  UST, Inc. ............................................       400        12,950
                                                                       ---------
                                                                          49,950
                                                                       ---------
Transport (1.84%)
  CSX Corp. ............................................       100         4,225
  Norfolk Southern Corp. ...............................       100         8,750
  Southwest Airlines Co. ...............................       200         4,425
  Trinity Industries, Inc. .............................       100         3,750
                                                                       ---------
                                                                          21,150
                                                                       ---------
Utilities (6.73%)
  BellSouth Corp. ......................................       300        12,112
  Consolidated Edison Co. of New York, Inc. ............       200         5,850
  Consolidated Natural Gas Co. .........................       200        11,050
  Entergy Corp. ........................................       500        13,875
  GTE Corp. ............................................       200         9,100
  SBC Communications, Inc. .............................       200        10,350
  Texas Utilities Co. ..................................       300        12,225
  Unicom Corp. .........................................       100         2,713
                                                                       ---------
                                                                          77,275
                                                                       ---------
                     TOTAL COMMON STOCKS
                       (Cost $1,032,243) ...............    (97.25%)   1,117,091
                                                            ------     ---------

                                              INTEREST     PAR VALUE     MARKET
ISSUER, DESCRIPTION                             RATE    (000'S OMITTED)   VALUE
-------------------                             ----    ---------------   -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.31%)
  Investment in a joint repurchase agreement
   transaction with Lehman Brothers, Inc.
   Dated 12-31-96, Due 01-02-97 (Secured
   by U.S. Treasury Bonds, 7.25% thru
   12.50%, due 08-15-14 thru 08-15-22)
   - Note A..................................   6.70%     $     38     $  38,000
                                                                       ---------
Corporate Savings Account (0.02%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 4.75%........................                                180
                                                                       ---------
            TOTAL SHORT-TERM INVESTMENTS                     (3.33%)      38,180
                                                            -------    ---------
                       TOTAL INVESTMENTS                   (100.58%)  $1,155,271
                                                           =======     =========

* Non-income producing security.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

          John Hancock Funds - Declaration Trust -- V.A. 500 Index Fund

Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                            INTEREST     PAR VALUE       MARKET
ISSUER, DESCRIPTION                           RATE    (000'S OMITTED)     VALUE
-------------------                           ----    ---------------     -----

SHORT-TERM INVESTMENTS
Short Term Note
  Federal Home Loan Bank
   due 01-02-97.........................      6.50%        3,985      $3,984,280
                                                                      ----------
            TOTAL SHORT TERM INVESTMENTS                  (98.41%)     3,984,280
                                                           -----      ----------
                       TOTAL INVESTMENTS                  (98.41%)    $3,984,280
                                                           =====      ==========

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS

NUMBER      FUTURES
OF          CONTRACTS                         UNDERLYING FACE     UNREALIZED
CONTRACTS   PURCHASED           EXPIRATION    AMOUNT AT VALUE    DEPRECIATION
---------   ---------           ----------    ---------------    ------------

11          S&P 500 Stock
            Index Contracts     March 1997      $4,094,750         ($44,750)
                                                                    -------

The face value of futures purchased as a percentage of total net assets is 101.1%.
At December 31, 1996, the Fund had cash and/or securities to cover any margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

     John Hancock Funds - Declaration Trust -- V.A. Sovereign Investors Fund

Schedule of Investments
December 31, 1996

Per share earnings and dividends and their compound growth rates are shown for the most recently reported ten year periods on common stocks, and are not audited.
--------------------------------------------------------------------------------

                                                                                       COMPOUND
 NUMBER                                                                                 GROWTH    MARKET
OF SHARES  COMMON STOCKS (85.92%)                                                        RATE      VALUE
---------                                                                                ----      -----
Advertising (2.56%)
   600    Interpublic Group, Inc. @ 47 1/2 ...........................................            $ 28,500
                                                                                                  --------
          One of the largest advertising agencies in the world
          Earnings P/S $ .75, .91, 1.05, 1.12, 1.23, 1.43, 1.49, 1.79, 2.04, 1.97       11.3%
          Dividends P/S.......$ .22, .26, .32, .37, .41, .45, .49, .55, .61, .67        13.2%
          Price/Earnings Ratio..........24.6

Aerospace (2.74%)
   500    Rockwell International Corp. @ 60 7/8 ......................................              30,438
                                                                                                  --------
          Leading producer of aerospace, automotive and electronics products
          Earnings P/S $1.98, 2.23, 3.01, 2.84, 2.47, 2.20, 2.47, 2.80, 3.15, 3.79       7.5%
          Dividends P/S....$ .66, .72, .77, .82, .88, .92, .96, 1.04, 1.10, 1.16         6.5%
          Price/Earnings Ratio..........14.7

Banks (2.36%)
   700    First Tennessee National Corp. @ 37 1/2 ....................................              26,250
                                                                                                  --------
          Tennessee-based bank holding company
          Earnings P/S $ .78, 1.10, .65, .98, 1.26, 1.76, 1.52, 2.02, 2.24, 2.55        14.1%
          Dividends P/S......$ .40, .43, .49, .54, .57, .63, .75, .87, .97, 1.10        11.9%
          Price/Earnings Ratio..........14.8

Capital Goods (6.65%)
   400    Dover Corp. @ 50 1/4 .......................................................              20,100
          Manufactures a variety of specialized industrial products
          Earnings P/S $ .83, 1.11, 1.14, 1.28, 1.12, 1.08, 1.32, 1.66, 2.34, 3.33      16.7%
          Dividends P/S.......$ .26, .31, .35, .38, .41, .43, .45, .49, .56, .64        10.5%
          Price/Earnings Ratio..........14.8
  1,100   Pall Corp. @ 25 1/2 ........................................................              28,050
          Manufactures filtration and separation devices
          Earnings P/S......$ .50, .50, .50, .58, .68, .81, .69, .88, 1.08, 1.23        10.5%
          Dividends P/S.......$ .11, .13, .16, .19, .22, .27, .32, .37, .42, .49        18.1%
          Price/Earnings Ratio..........20.8
   800    Pentair, Inc. @ 32 1/4 .....................................................              25,800
          Manufactures enclosures for electrical, electronic, woodworking and power tool equipment
          Earnings P/S $ .65, 1.12, .95, .80, 1.01, 1.06, 1.19, 1.20, 1.40, 1.72        11.4%
          Dividends P/S.......$ .21, .22, .27, .29, .31, .33, .34, .36, .40, .50        10.1%
          Price/Earnings Ratio..........17.1
                                                                                                  --------
                                                                                                    73,950
                                                                                                  --------

Chemicals (5.36%)
   300    E.I. du Pont de Nemours and Co. @ 94 3/8 ...................................              28,313
          Nation's largest chemical manufacturer
          Earnings P/S $ 2.46, 3.03, 3.53, 3.40, 3.13, 1.32, .23, 3.40, 5.43, 6.08      10.6%
          Dividends P/S $ 1.10, 1.23, 1.45, 1.62, 1.68, 1.74, 1.76, 1.82, 2.03, 2.23     8.2%
          Price/Earnings Ratio..........16.7
   500    Sigma - Aldrich Corp. @ 62 7/16 ............................................              31,219
          Manufacturer of biochemical and organic products used for research and diagnostics
          Earnings P/S  $ .425, .575, .65, .72, .62, .93, 1.04, 1.11, 1.26, 1.44        14.5%
          Dividends P/S $ .075, .085, .095, .10, .115, .13, .15, .17, .19, .2275        13.1%
          Price/Earnings Ratio..........20.6
                                                                                                  --------
                                                                                                    59,532
                                                                                                  --------

Commercial Services (2.35%)
   800    Sysco Corp. @ 32 5/8 .......................................................              26,100
                                                                                                  --------
          Largest distributor of food service products
          Earnings P/S....$ .45, .60, .73, .76, .86, .95, 1.10, 1.24, 1.42, 1.57        14.9%
          Dividends P/S.......$ .07, .08, .09, .10, .14, .22, .28, .36, .44, .52        25.0%
          Price/Earnings Ratio..........20.6

The Schedule of Investments is a complete list of all securities owned by V.A.
Sovereign Investors Fund on December 31, 1996. It's divided into three main categories: common stocks, U.S. government and short-term investments. The common stocks are further broken down by industry groups. Short-term
Investments, which represent the Fund's "cash" position are listed last.

                                                                                       COMPOUND
 NUMBER                                                                                 GROWTH    MARKET
OF SHARES  COMMON STOCKS                                                                 RATE      VALUE
---------                                                                                ----      -----
Computer & Office Equipment (5.24%)
   600    Alco Standard Corp @ 51 5/8 ................................................            $ 30,975
          Distributor of office and paper products
          Earnings P/S $ .84, 1.15, 1.96, .91, .98, 1.11, (.025), .56, 1.82, 1.13        3.4%
          Dividends P/S.......$ .26, .28, .31, .34, .36, .37, .39, .41, .43, .45         6.3%
          Price/Earnings Ratio..........36.1
   500    Pitney Bowes, Inc. @ 54 1/2 ................................................              27,250
          Manufactures office automation equipment
          Earnings P/S $ 1.27, 1.54, 1.19, 1.34, 1.77, 1.87, 1.89, 2.23, 2.55, 3.01     10.1%
          Dividends P/S....$ .38, .46, .52, .60, .68, .78, .90, 1.04, 1.20, 1.38        15.4%
          Price/Earnings Ratio..........18.4
                                                                                                  --------
                                                                                                    58,225
                                                                                                  --------

Consumer Durables (4.55%)
   800    Masco Corp. @ 36 ...........................................................              28,800
          Manufactures buildings, home improvement and consumer products
          Earnings P/S $ 1.65, 2.10, 1.42, .91, .27, .73, 1.36, 1.57, 1.09, 1.38         NMF
          Dividends P/S.......$ .38, .44, .50, .54, .57, .61, .65, .69, .73, .77         8.2%
          Price/Earnings Ratio..........25.4
  1,200   Worthington Industries, Inc. @ 18 1/8 ......................................              21,750
          Manufactures metal and plastic products
          Earnings P/S......$ .61, .70, .61, .64, .52, .68, .86, 1.10, 1.23, .93         4.8%
          Dividends P/S.......$ .17, .19, .23, .26, .28, .32, .34, .39, .43, .47        20.8%
          Price/Earnings Ratio..........20.7
                                                                                                  --------
                                                                                                    50,550
                                                                                                  --------

Consumer Non-Durables (3.88%)
   400    ConAgra, Inc. @ 49 3/4 .....................................................              19,900
          Leader in frozen & processed foods, and distributes agricultural supplies
          Earnings P/S $ .85, 1.08, 1.25, 1.33, 1.45, 1.55, 1.62, 1.92, 2.20, .95        1.2%
          Dividends P/S.......$ .27, .31, .36, .42, .48, .56, .65, .75, .86, .99        15.5%
          Price/Earnings Ratio..........52.2
   300    CPC International, Inc. @ 77 1/2 ...........................................              23,250
          Major international food processor
          Earnings P/S $ 2.17, 1.84, 2.11, 2.42, 2.56, 2.73, 2.90, 2.17, 3.54, 3.65      6.0%
          Dividends P/S $ .65, .76, .88, 1.00, 1.10, 1.20, 1.28, 1.38, 1.48, 1.58       10.4%
          Price/Earnings Ratio..........21.3
                                                                                                  --------
                                                                                                    43,150
                                                                                                  --------

Diversified Operations (2.33%)
  1,000   Federal Signal Corp. @ 25 7/8 ..............................................              25,875
                                                                                                  --------
          Manufactures fire trucks and street sweepers, as well as public safety, signaling and communications equipment
          Earnings P/S......$.32, .41, .50, .66, .65, .73, .74, .97, 1.18, 1.22 16.0%
          Dividends P/S.......$ .15, .16, .19, .22, .27, .32, .36, .42, .50, .58 16.2%
          Price/Earnings Ratio..........20.7

Electrical Equipment (9.21%)
   300    AMP, Inc. @ 38 3/8 .........................................................              11,512
          World's largest manufacturer of electrical/
          electronic connectors
          Earnings P/S $ 1.16, 1.48, 1.32, 1.35, 1.24, 1.26, 1.41, 1.59, 1.91, 2.01      6.3%
          Dividends P/S......$ .43, .50, .60, .68, .72, .76, .80, .84, .92, 1.00         9.8%
          Price/Earnings Ratio..........19.9
   300    Emerson Electric Co. @ 96 3/4 ..............................................              29,025
          Produces and sells electrical/electronic products
          and systems
          Earnings P/S $ 2.00, 2.31, 2.63, 2.75, 2.83, 2.96, 3.15, 4.04, 4.16, 4.55      9.6%
          Dividends P/S $ .98, 1.03, 1.16, 1.28, 1.34, 1.40, 1.47, 1.60, 1.84, 2.01      8.3%
          Price/Earnings Ratio..........22.1

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

     John Hancock Funds - Declaration Trust -- V.A. Sovereign Investors Fund

                                                                                       COMPOUND
 NUMBER                                                                                 GROWTH    MARKET
OF SHARES  COMMON STOCKS                                                                 RATE      VALUE
---------                                                                                ----      -----
Electrical Equipment (continued)
   300    General Electric Co. @ 98 7/8 ..............................................            $ 29,662
          Dominant force in home appliances, electrical power, and financial services
          Earnings P/S $ 1.60, 1.88, 2.18, 2.43, 2.54, 2.54, 2.33, 3.31, 3.78, 4.26     11.5%
          Dividends P/S $ .65, .70, .82, .94, 1.02, 1.12, 1.26, 1.44, 1.64, 1.84        12.3%
          Price/Earnings Ratio..........23.4
   400    W.W. Grainger, Inc. @ 80 1/4 ...............................................              32,100
          Leading distributor of electrical equiptment
          Earnings P/S $ 1.48, 1.57, 1.96, 2.19, 2.36, 2.55, 2.76, 3.28, 2.67, 3.95     11.5%
          Dividends P/S.......$ .39, .43, .50, .57, .61, .65, .71, .78, .89, .98        10.8%
          Price/Earnings Ratio..........20.4
                                                                                                  --------
                                                                                                   102,299
                                                                                                  --------

Energy (4.96%)
   300    Exxon Corp. @ 98 ...........................................................              29,400
          Major factor in the crude oil, natural gas and chemical industry
          Earnings P/S $ 3.43, 4.01, 3.43, 3.10, 4.79, 3.59, 4.13, 3.74, 5.36, 5.37      5.1%
          Dividends P/S $ 1.90, 2.15, 2.30, 2.47, 2.68, 2.83, 2.88, 2.91, 3.00, 3.12     5.7%
          Price/Earnings Ratio..........18.5
   700    Questar Corp. @ 36 3/4 .....................................................              25,725
          Diversified holding company for Utah, Wyoming and Colorado natural gas transmission, distribution and storage
          Earnings P/S $ .67, .64, 1.27, 1.46, 1.69, 1.59, 2.24, 1.97, 1.19, 2.29 14.6%
          Dividends P/S $ .91, .94, .95, .97, 1.01, 1.04, 1.09, 1.13, 1.16, 1.19 3.0%
          Price/Earnings Ratio..........16.7
                                                                                                  --------
                                                                                                    55,125
                                                                                                  --------

Healthcare (6.82%)
   300    Eli Lilly & Co. @ 73 .......................................................              21,900
          Major producer of prescription and non-prescription drugs, health products
          Earnings P/S $ 1.11, 1.34, 1.60, 1.95, 2.18, 1.41, 2.26, .70, 2.19, 2.67      10.2%
          Dividends P/S $ .50, .57, .67, .82, 1.00, 1.10, 1.21, 1.25, 1.31, 1.37        11.9%
          Price/Earnings Ratio..........28.0
   400    Johnson & Johnson @ 49 3/4 .................................................              19,900
          Major producer of prescription and non-prescription drugs, toiletries, medical instruments and supplies
          Earnings P/S..$ .59, .71, .80, .86, 1.07, 1.20, 1.35, 1.53, 1.80, 2.12        15.3%
          Dividends P/S.......$ .20, .24, .28, .33, .39, .45, .51, .57, .64, .74        15.7%
          Price/Earnings Ratio..........24.2
   500    Medtronic, Inc. @ 68 .......................................................              34,000
          Leading manufacturer of medical devices and instruments
          Earnings P/S....$ .79, .92, 1.01, .51, .63, .81, .92, 1.13, 1.55, 2.08        11.4%
          Dividends P/S.......$ .06, .07, .09, .10, .12, .14, .17, .21, .26, .32        20.4%
          Price/Earnings Ratio..........33.5
                                                                                                  --------
                                                                                                    75,800
                                                                                                  --------

Information Processing (2.32%)
   600    Automatic Data Processing, Inc. @ 42 7/8 ...................................              25,725
                                                                                                  --------
          Largest independent computing services firm in the U.S.
          Earnings P/S....$ .54, .62, .72, .74, .83, .94, 1.07, 1.22, 1.43, 1.61        12.9%
          Dividends P/S.......$ .11, .13, .15, .17, .20, .23, .26, .29, .35, .42        16.1%
          Price/Earnings Ratio..........27.1

Insurance (9.37%)
   700    AFLAC Corp. @ 42 3/4 .......................................................              29,925
          Global specialty insurer
          Earnings P/S...$ .62, .72, .53, .77, .92, 1.15, 1.44, 1.81, 2.28, 2.37        16.1%
          Dividends P/S.......$ .12, .13, .15, .18, .20, .23, .26, .30, .34, .39        14.0%
          Price/Earnings Ratio..........18.2
   200    American International Group @ 108 1/4 .....................................              21,650
          Broadly based property-casualty insurance organization
          Earnings P/S $ 3.92, 4.42, 4.61, 4.86, 3.20, 3.28, 3.92, 4.43, 5.10, 5.94      4.7%
          Dividends P/S.......$ .09, .13, .16, .18, .21, .24, .26, .29, .32, .37        17.0%
          Price/Earnings Ratio..........18.5
   150    General RE Corp. @ 157 3/4 .................................................              23,662
          Broadly based re-insurance organization
          Earnings P/S $ 5.04, 5.04, 6.52, 6.89, 7.12, 7.20, 7.88, 7.56, 9.58, 10.73     8.8%
          Dividends P/S $ 1.00, 1.20, 1.36, 1.52, 1.68, 1.80, 1.88, 1.92, 1.96, 2.04     8.2%
          Price/Earnings Ratio..........14.3
   500    Reliastar Financial Corp. @ 57 3/4. ........................................              28,875
          Financial services company engaged in life/health insurance and consumer finance
          Earnings P/S $ 1.86, 1.58, 2.07, 1.99, 1.71, 1.92, 2.44, 3.05, 4.15, 4.86     11.3%
          Dividends P/S......$ .47, .57, .59, .65, .69, .73, .79, .88, .98, 1.09         9.8%
          Price/Earnings Ratio..........11.5
                                                                                                  --------
                                                                                                   104,112
                                                                                                  --------

Media and Information Services (5.78%)
   500    Electronic Data Systems Corp. @ 43 1/4 .....................................              21,625
          Provides information technology services to companies worldwide
          Earnings P/S..$ .66, .79, .91, 1.04, 1.10, 1.29, 1.46, 1.64, 1.89, .89         3.4%
          Dividends P/S.......$ .13, .17, .24, .28, .32, .36, .40, .48, .52, .60        18.5%
          Price/Earnings Ratio..........53.0
   200    Gannett Co., Inc. @ 74 7/8 .................................................              14,975
          Publishes 81 daily/50 nondaily newspapers, operates 10 TV , 8 FM and 7 AM stations
          Earnings P/S $ 1.98, 2.26, 2.47, 2.36, 2.08, 2.26, 2.64, 3.06, 3.34, 3.64      7.0%
          Dividends P/S $ .94, 1.02, 1.11, 1.21, 1.24, 1.26, 1.30, 1.34, 1.38, 1.42      4.7%
          Price/Earnings Ratio..........19.7
   600    McGraw-Hill Companies, Inc. @ 46 1/8 .......................................              27,675
          Provides informational products and services for business and industry
          Earnings P/S $ 1.64, 1.92, .91, 1.77, 1.58, 1.58, .12, 2.00, 2.24, 2.43        4.5%
          Dividends P/S $ .84, .92, 1.00, 1.08, 1.10, 1.12, 1.14, 1.16, 1.20, 1.32       5.2%
          Price/Earnings Ratio..........19.2
                                                                                                  --------
                                                                                                    64,275
                                                                                                  --------

Packaging (1.86%)
   800    Sonoco Products Corp. @ 25 7/8 .............................................              20,700
                                                                                                  --------
          Leading manufacturer of containers, paper products and packaging
          Earnings P/S $ .77, 1.10, 1.18, .52, 1.07, 1.13, .99, 1.24, 1.65, 1.81        10.0%
          Dividends P/S........$.21, .30, .39, .43, .44, .48, .50, .53, .59, .65        13.4%
          Price/Earnings Ratio..........14.7

Retail (4.00%)
   700    Pep Boys - Manny, Moe & Jack (The) @ 303/4 21,525 Retailer of
          automotive parts and accessories
          Earnings P/S....$ .62, .76, .63, .70, .64, .87, 1.01, 1.27, 1.33, 1.57        10.9%
          Dividends P/S.......$ .08, .09, .11, .12, .13, .14, .15, .17, .19, .21        11.3%
          Price/Earnings Ratio..........18.3
  1,000   Wal-Mart Stores, Inc. @ 22 7/8 .............................................              22,875
          Operates chain of discount department stores
          Earnings P/S.....$ .28, .37, .48, .55, .64, .80, .97, 1.11, 1.24, 1.27        18.3%
          Dividends P/S.......$ .03, .04, .06, .07, .09, .11, .13, .17, .20, .21        24.1%
          Price/Earnings Ratio..........18.8
                                                                                                  --------
                                                                                                    44,400
                                                                                                  --------

Telecommunications (3.58%)
   700    Century Telephone Enterprise, Inc. @ 30 7/8 ................................              21,612
          Louisiana based telecommunications company
          Earnings P/S $ .60, .58, .51, .67, .63, .72, 1.09, 1.39, 1.59, 2.12, 2.15     15.2%
          Dividends P/S $ .253, .264, .272, .280, .287, .293, .310, .320, .330, .360     9.0%
          Price/Earnings Ratio..........14.2
   800    Frontier Corp. @ 22 5/8 ....................................................              18,100
          Fifth largest long distance tehephone company
          Earnings P/S..$ .93, 1.06, .99, .96, 1.14, 1.01, 1.15, 1.44, .89, 1.87         8.1%
          Dividends P/S.......$ .66, .68, .71, .73, .75, .77, .79, .81, .83, .85         2.9%
          Price/Earnings Ratio..........12.1
                                                                                                  --------
                                                                                                    39,712
                                                                                                  --------
                                                                  TOTAL COMMON STOCKS
                                                                      (Cost $889,356)              954,718
                                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

     John Hancock Funds - Declaration Trust -- V.A. Sovereign Investors Fund

PAR VALUE
(000'S                                                                MARKET
OMITTED)   UNITED STATES GOVERNMENT (10.49%)                           VALUE
--------                                                               -----

  $50     United States Treasury, Bond 7.875%,
          11-15-99 @ 104.7660 ................................      $   52,383
   50     United States Treasury, Bond 10.75%,
          08-15-05 @ 128.297 .................................          64,149
                                                                    ----------
          TOTAL UNITED STATES GOVERNMENT
                         (Cost $114,719)                               116,532
                                                                    ----------

                                                        INTEREST
          SHORT-TERM INVESTMENTS                          RATE
   61     Joint Repurchase Agreement (5.49%)            --------
          Investment in a joint repurchase agreement
          transaction with Lehman Brothers, Inc. -
          Dated 12-31-96, Due 01-02-97 (Secured by
          U.S. Treasury Bonds, 7.25% thru 12.50%,
          due 08-15-14 thru 08-15-22), - Note A ....      6.70%         61,000
                                                                    ----------
          Corporate Savings Account (0.06%)
          Investors Bank & Trust Company
          Daily Interest Savings Account
          Current Rate 4.75%                                               718
                                                                    ----------
            TOTAL SHORT-TERM INVESTMENTS ...........     (5.55%)        61,718
                                                       -------      ----------
                       TOTAL INVESTMENTS ...........   (101.96%)    $1,132,968
                                                       =======      ==========
NMF No Meaningful Figure
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Dividend Increases (Unaudited)

Listed below are the most recent dividend increases for the common stocks held in the V.A. Sovereign Investors Fund as of December 31, 1996
--------------------------------------------------------------------------------

                                                               PERCENT OF
COMPANY                                                     DIVIDEND INCREASE
-------                                                     -----------------
AFLAC Corp. ..............................................         15.3%
Alco Standard Corp. ......................................          7.7
American International Group .............................         17.6
AMP, Inc. ................................................          8.7
Automatic Data Processing, Inc. ..........................         15.0
Century Telephone Enterprise, Inc. .......................          9.1
ConAgra, Inc. ............................................         14.7
CPC International, Inc. ..................................          7.9
Dover Corp. ..............................................         13.3
E I DuPont De Nemours & Co. ..............................          9.6
Electronic Data Systems Corp. ............................         15.4
Emerson Electric Co. .....................................         10.2
Exxon Corp. ..............................................          5.3
Federal Signal Corp. .....................................         15.5
First Tennessee National Corp. ...........................         13.2
Frontier Corp. ...........................................          2.4
Gannett Co., Inc. ........................................          2.9
General Electric Co. .....................................         13.0
General RE Corp. .........................................          4.1
Interpublic Group, Inc. ..................................          9.7
Johnson & Johnson ........................................         15.2
Eli Lilly Co. ............................................          5.1
Masco Corp. ..............................................          5.3
McGraw-Hill Companies, Inc. ..............................         10.0
Medtronic, Inc. ..........................................         46.2
Pall Corp. ...............................................         16.7
Pentair, Inc. ............................................          8.0
Pep Boys - Manny, Moe, & Jack (The) ......................         10.5
Pitney Bowes, Inc. .......................................         15.0
Questar Corp. ............................................          3.4
Reliastar Financial Corp. ................................         12.0
Rockwell International Corp. .............................          7.4
Sigma-Aldrich Corp. ......................................         13.6
Sonoco Products Corp. ....................................         10.0
Sysco Corp. ..............................................         15.4
W.W. Grainger, Inc. ......................................          8.7
Wal-Mart Stores, Inc. ....................................          5.0
Worthington Industries, Inc. .............................          9.1
                                                                   ----
          The average dividend increase for this group was         11.2%
                                                                   ====

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

         John Hancock Funds - Declaration Trust -- V.A. World Bond Fund

Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                        PAR VALUE
                                              INTEREST    (000'S
ISSUER, DESCRIPTION                             RATE     OMITTED)#  MARKET VALUE
-------------------                             ----     ---------  ------------

BONDS
Australian Dollar (1.16%)
  Commonwealth of Australia,
   Bond Ser 400 04-15-00 ...................    7.000%       30      $  24,053
                                                                     ---------
British Pound Sterling (6.75%)
  United Kingdom Treasury,
   Bond 11-06-01 ...........................    7.000        83        140,661
                                                                     ---------
Canadian Dollar (3.03%)
  Government of Canada,
   Deb 12-01-03 ............................    7.500        80         63,147
                                                                     ---------
Danish Krone (1.96%)
  Kingdom of Denmark,
   Bond-Bullet 12-15-04 ....................    7.000       230         40,783
                                                                     ---------
Deutsche Mark (16.06%)
  Federal Republic of Germany,
   Bond Ser 119 05-21-01 ...................    5.000       100         66,333
   Bond Ser 96 04-26-06 ....................    6.250       400        268,113
                                                                     ---------
                                                                       334,446
                                                                     ---------
French Franc (7.82%)
  Republic of France,
   Deb 10-25-03 ............................    6.750       780        162,808
                                                                     ---------
Italian Lira (5.59%)
  Republic of Italy,
   Bond 05-01-01 ...........................    9.500   160,000        116,412
                                                                     ---------
Japanese Yen (6.92%)
  Government of Japan,
   Bond Ser 182 09-20-05 ...................    3.000    16,200        144,215
                                                                     ---------
Spanish Peseta (3.03%)
  Kingdom of Spain,
   Deb 05-30-04 ............................    8.000     7,550         63,099
                                                                     ---------
Swedish Krona (2.57%)
  Kingdom of Sweden,
   Bond Ser 1033 05-05-03 ..................   10.250       300         53,541
                                                                     ---------
U.S. Dollar (40.31%)
  Federative Republic of Brazil, (Brazil),
   Floating Rate Bond 04-15-09  ............    6.563*      100         81,250
   Global Bond 11-05-01 ....................    8.875        50         49,438
  Phillippine Long Distance Telephone Co.,
   (Philippines), Note Ser EMTN

     06-30-06 ..............................    9.250        50         54,000
  Republic of Argentina, (Argentina),
   Global Bond 02-23-01 ....................    9.250       100        101,375
  Republic of Venezuela, (Venezuela),
   Floating Rate Note Ser C 12-31-03 .......    6.813*       50         45,500
  United Mexican States, (Mexico),
   Bond 05-15-26 ...........................   11.500        50         53,125
   Note 02-06-01 ...........................    9.750        50         51,750
  United States Treasury,

   Note 08-31-98 ...........................    6.125       200        200,874
   Note 08-31-01 ...........................    6.500       200        202,188
                                                                     ---------
                                                                       839,500
                                                                     ---------
                                TOTAL BONDS
                          (Cost $1,941,597)              (95.20%)    1,982,665
                                                          -----      ---------

The Schedule of Investments is a complete list of all securities owned by the V.A. World Bond Fund on December 31, 1996. It's divided into two main categories: bonds, and short-term investments. The bonds are further broken down by currency denomination.

                                                        PAR VALUE
                                              INTEREST    (000'S
ISSUER, DESCRIPTION                             RATE     OMITTED)#  MARKET VALUE
-------------------                             ----     ---------  ------------

SHORT-TERM INVESTMENTS
U.S. Dollar (3.17%)

   Investment in a joint repurchase
     agreement transaction with Lehman
     Brothers, Inc. Dated 12-31-96,
     Due 01-02-97 (secured by U.S.
     Treasury Bonds, 8.75% thru 13.25%
     due 11-15-08 thru 11-15-18 and by
     U.S. Treasury Note, 6.25% due
     06-30-98) - Note A...................       6.700%   $   66      $   66,000
                                                                      ----------
            TOTAL SHORT-TERM INVESTMENTS
                          (Cost $66,000)                   (3.17%)        66,000
                                                          ------      ----------
                       TOTAL INVESTMENTS                  (98.37%)    $2,048,665
                                                          ======      ==========

NOTES TO SCHEDULE OF INVESTMENTS

* Represents rate in effect on December 31, 1996.
# Par value of non US$ denominated foreign bonds is expressed in local currency for each country listed.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

  Portfolio Concentration
--------------------------------------------------------------------------------

The Fund primarily invests in bonds issued by companies and governments of other countries. The performance of the Fund is closely tied to the economic condition within the countries in which it invests. The concentration of investments by currency denomination for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various investment categories. The table below shows the percentages of the Fund's investments at December 31, 1996 assigned to the various investment categories.

                                                   MARKET VALUE AS A
                                                    % OF THE FUND'S
INVESTMENT CATEGORIES                                  NET ASSETS
---------------------                                  ----------
Governmental - Foreign............................        73.26
Governmental - U.S................................        19.35
Utility - Foreign.................................        2.59
Short-term Investments............................        3.17
                                                          -----
                                 TOTAL INVESTMENTS        98.37%
                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

      John Hancock Funds - Declaration Trust -- V.A. Strategic Income Fund

Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                             PAR
                                                            VALUE
                                       INTEREST     S&P    (000'S       MARKET
ISSUER, DESCRIPTION                      RATE     RATING*  OMITTED)      VALUE
-------------------                      ----     -------  --------      -----

BONDS
Automobile / Trucks (4.93%)
  Speedy Muffler King, Inc.,
   (Canada), Company Guaranty
   10-01-06 (Y) ....................    10.875%     B+     $   100     $105,000
                                                                       --------
Energy (2.43%)
  AES China Generating Co. Ltd.,
   Sr Note 12-15-06 ................    10.125      BB-         50       51,750
                                                                       --------
Government - Foreign (29.88%)
  Commonwealth of Australia,
   (Australia), Government
   Bond 08-15-03# ..................     9.500      AAA        300      266,296
  Kingdom of Spain, (Spain),
   Government Bond
   02-28-01# .......................    10.100      AAA     15,000      133,016
  Republic of Ireland Treasury
   Gilts, (Ireland), Government
   Bond 08-18-06# ..................     8.000      AAA        100      184,840
  United Mexican States, (Mexico),
   Government Bond
   09-15-16 (Y) ....................    11.375      BB          50       52,750
                                                                       --------
                                                                        636,902
                                                                       --------
Government - U.S. (34.69%)
  United States Treasury,
   Bond 02-15-16 ...................     9.250      AAA        200      253,906
   Note 05-15-97 ...................     8.500      AAA        480      485,400
                                                                       --------
                                                                        739,306
                                                                       --------
Leisure (11.11%)
  Casino America, Inc.,
   Sr Note 08-01-03 ................    12.500      B          250      236,875
                                                                       --------
Oil & Gas (4.94%)
  Costilla Energy Inc., Sr Note
   10-01-06 ........................    10.250      B          100      105,250
                                                                       --------
Paper (4.29%)
  Riverwood International USA, Inc.,
   Sr Sub Note 04-01-08 ............    10.875      B          100       91,500
                                                                       --------
Telecommunications (4.80%)
  Nextel Communications, Inc.,
   Sr Discount Note, Step
   Coupon (9.75%, 02-15-99),
   08-15-04 ........................      Zero      CCC-       150      102,375
                                                                       --------
                            TOTAL BONDS
                      (Cost $2,043,644)                     (97.07%)  2,068,958
                                                            ------    ---------

The Schedule of Investments is a complete list of all securities owned by the V.A. Strategic Income Fund on December 31, 1996. It's divided into two main categories: bonds and short-term investments. The bonds are further broken down by industry groups. Short-term investments, which represent the Fund's `cash' position, are listed last.


ISSUER, DESCRIPTION                                                 MARKET VALUE
-------------------                                                 ------------

SHORT-TERM INVESTMENTS
Corporate Savings Account (0.41%)

   Investors Bank & Trust Company
     Daily Interest Savings Account

     Current Rate 4.75%.................                             $    8,728
                                                                     ----------
           TOTAL SHORT-TERM INVESTMENTS                    (0.41%)        8,728
                                                          ------     ----------
                      TOTAL INVESTMENTS                   (97.48%)   $2,077,686
                                                          ======     ==========

* Credit Ratings are rated by Moody's Investors Service or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

# Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer, however, security is U. S. Dollar denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Portfolio Concentration
--------------------------------------------------------------------------------
                                                                MARKET VALUE
                                                               AS A PERCENTAGE
                                                                  OF FUNDS
COUNTRY DIVERSIFICATION:                                         NET ASSETS
------------------------                                         ----------
Australia ....................................................      12.49%
Canada .......................................................       4.93
Ireland ......................................................       8.67
Mexico .......................................................       2.47
Spain ........................................................       6.24
United States ................................................      62.68
                                                                    -----
                                             TOTAL INVESTMENTS      97.48%
                                                                    =====

QUALITY DISTRIBUTION:

AAA ..........................................................      62.09%
BB ...........................................................       4.90
B ............................................................      25.28
C ............................................................       4.80
                                                                    -----
                                                   TOTAL BONDS      97.07%
                                                                    =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

       John Hancock Funds - Declaration Trust -- V.A. Sovereign Bond Fund

Schedule of Investments
December 31, 1996
--------------------------------------------------------------------------------

                                                                  PAR
                                                                 VALUE
                                              INTEREST   S&P*   (000'S   MARKET
ISSUER, DESCRIPTION                             RATE    RATING  OMITTED)  VALUE
-------------------                             ----    ------  --------  -----
BONDS
Banks (1.87%)
  Banco Nacional de Obras y
   Servicios Publicos, SNC,
   Note 11-15-03 (Mexico) (Y) ..............    9.625%    BB       5    $ 5,025
  Chase Capital I, Gtd Cap Sec
   Ser A 12-01-26 ..........................    7.670     BBB+     4      3,911
  Landeskreditbank Baden -
   Wurttenberg, Sub Note
   02-01-23 (Germany) (Y) ..................    7.625     AAA      5      5,307
  National Westminster Bank PLC -
   New York Branch,
   Sub Note 05-01-01 .......................    9.450     AA-      5      5,532
                                                                        -------
                                                                         19,775
                                                                        -------
Broadcasting (2.18%)
  Cablevision Systems Corp.,
   Sr Sub Deb 04-01-04 .....................   10.750     B        5      5,200
  Continental Cablevision, Inc.,
   Sr Note 05-15-06 ........................    8.300     BBB+     5      5,326
  SFX Broadcasting, Inc.,
   Sr Sub Note Ser B 05-15-06 ..............   10.750     B-       5      5,250
  TKR Cable I, Inc.,
   Sr Deb 10-30-07 .........................   10.500     BBB-     5      5,255
  TeleWest PLC,
   Sr Deb 10-01-06
   (United Kingdom) (Y) ....................    9.625     BB       2      2,040
                                                                        -------
                                                                         23,071
                                                                        -------
Commercial Real Estate (0.48%)
  Trinet Corp Realty Trust,
   Note 05-15-01 ...........................    7.300     BBB-     5      5,062
                                                                        -------
Finance (6.61%)
  Access Financial Mortgage
   Loan Trust, Class A4 Pass Thru
   Ctf Ser 1996-4, 03-18-20 ................    6.775     AAA      5      4,998
  MBNA Master Credit Card Trust,
   Class A Ser 1995-D 11-15-02 .............    6.050     AAA     50     49,594
  United Companies Financial Corp.,
   Sr Note 01-15-04 ........................    7.700     BBB-     5      4,994
  UCFC Home Equity Loan,
   Class A6 Pass Thru Ctf
   Ser 1996-C1 01-15-28 ....................    7.825     AAA     10     10,214
                                                                        -------
                                                                         69,800
                                                                        -------
Funeral Services (0.48%)
  Loewen Group International, Inc.,
   Sr Gtd Note, 10-15-03 (R) ...............    8.250     BB+      5      5,069
                                                                        -------
Glass Products (0.53%)
  Owens-Illinois, Inc.,
   Sr Deb 12-01-03 .........................   11.000     BB       5      5,563
                                                                        -------
The Schedule of Investments is a complete list of all securities owned by the V.A. Sovereign Bond Fund on December 31, 1996. It is divided into two main categories: bonds and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                  PAR
                                                                 VALUE
                                              INTEREST   S&P*   (000'S   MARKET
ISSUER, DESCRIPTION                             RATE    RATING  OMITTED)  VALUE
-------------------                             ----    ------  --------  -----

Government - U.S. (57.80%)
  United States Treasury,
   Bond 08-15-17 ........................       8.875%    AAA      55   $ 67,934
   Bond 02-15-23 ........................       7.125     AAA      85     88,745
   Note 05-15-98 ........................       9.000     AAA     205    213,649
   Note 02-15-99 ........................       8.875     AAA      20     21,159
   Note 11-30-99 ........................       7.750     AAA      10     10,448
   Note 05-15-01 ........................       8.000     AAA      90     96,173
   Note 02-15-05 ........................       7.500     AAA     105    112,301
                                                                        --------
                                                                         610,409
                                                                        --------
Government - U.S. Agencies (9.54%)
  Government National Mortgage
   Association, 30 Yr SF Pass
   Thru Ctf 07-15-26 ....................       8.000     AAA      99    100,765
                                                                        --------
Insurance (3.45%)
  Conseco, Inc.,
   Sr Note 12-15-04 .....................      10.500     BBB       5      5,901
  Fairfax Financial Holdings Ltd.,
   Note 04-15-26 (Canada) (Y) ...........       8.300     BBB+      5      5,239
  Liberty Mutual Insurance Co.,
   Surplus Note 10-15-26 (R) ............       7.875     A+        5      5,019
   Surplus Note 05-04-07 (R) ............       8.200     A+        5      5,310
  Massachusetts Mutual Life
   Insurance Co., Surplus
   Note 11-15-23 (R) ....................       7.625     AA        5      5,004
  NAC Re Corp.,
   Note 06-15-99 ........................       8.000     A-        5      5,159
  Sun Canada Financial Co.,
   Note 12-15-07 (R) ....................       6.625     AA        5      4,795
                                                                        --------
                                                                          36,427
                                                                        --------
Leasing Companies (0.20%)
  Ryder TRS Inc.,
   Sr Sub Note 12-01-06 (R) .............      10.000     B+        2      2,080
                                                                        --------
Leisure & Recreation (0.54%)
  Trump Hotels & Casinos Resort
   Funding, Inc.,
   Sr Note 06-15-05 .....................      15.500     B+        5      5,700
                                                                        --------
Oil & Gas (1.14%)
  Camuzzi Gas, Pampeana S.A.,
   Bond 12-15-01
   (Argentina) (R) (Y) ..................       9.250     BB-       2      2,020
  Enserch Exploration, Inc.,
   Pass Thru Ctf 01-02-09 (R) ...........       7.540     BBB       5      4,913
  Norsk Hydro AS,
   Deb 10-01-16 (Norway) (Y) ............       7.500     A         5      5,119
                                                                        --------
                                                                          12,052
                                                                        --------
Paper (0.80%)
  Georgia Pacific Corp.,
   Deb 01-15-18 .........................       9.750     BBB-      5      5,216
  S.D. Warren Co.,
   Sr Sub Note Ser B 12-15-04 ...........      12.000     B+        3      3,240
                                                                        --------
                                                                           8,456
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

       John Hancock Funds - Declaration Trust -- V.A. Sovereign Bond Fund

Publishing (1.00%)
  News America Holdings, Inc.,
   Sr Deb 08-10-18 ......................       8.250%    BBB       5   $  5,048
  Time Warner, Inc.,
   Deb 01-15-13 .........................       9.125     BBB-      5      5,459
                                                                        --------
                                                                          10,507
                                                                        --------
Retail (0.34%)
  Flagstar Corp.,
   Sr Note 09-15-01 .....................      10.750     B-        4      3,620
                                                                        --------
Steel (0.47%)
  IVACO, Inc.,
   Sr Note 09-15-05
   (Canada) (Y) .........................      11.500     B+        5      4,981
                                                                        --------
Telecommunications (0.94%)
  Paging Network, Inc.,
   Sr Sub Note 10-15-08 (R) .............      10.000     B         5      5,025
  TCI Communications, Inc.,
   Sr Deb 08-01-15 ......................       8.750     BBB-      5      4,939
                                                                        --------
                                                                           9,964
                                                                        --------
Transportation (1.40%)
  America West Airlines,
   Pass Thru Ctf Ser B 01-02-08 .........       6.930     A-        5      4,956
  Northwest Airlines Inc.,
   Pass Thru Cert Ctf Ser 96-1
   01-02-15 .............................       8.970     BBB-      5      5,450
  NWA Trust,
   Sr Note Ser A 06-21-14 ...............       9.250     AA        4      4,328
                                                                        --------
                                                                          14,734
                                                                        --------
Utilities (5.31%)
  CSW Investments,
   Sr Note 08-01-01
   (United Kingdom) (R) (Y) .............       6.950     A-        5      5,026
  Enersis S.A.,
   Note 12-01-16
   (Cayman Islands) (Y) .................       7.400     A-        5      4,868
  First PV Funding Corp.,
   Deb Ser 86B 01-15-16 .................      10.150     BB-       4      4,250
  Hydro-Quebec,
   Deb 02-01-21 (Canada) (Y) ............       9.400     A+       15     18,089
  Long Island Lighting Co.,
   Deb 03-15-03 .........................       7.050     BB+       5      4,885
   Deb 07-15-19 .........................       8.900     BB+       3      3,061
   Gen Ref Mtg 05-01-21 .................       9.750     BBB-     10     10,679
  Tenaga Nasional Berhad,
   Note 06-15-04
   (Malaysia) (R) (Y) ...................       7.875     A+        5      5,257
                                                                       ---------
                                                                          56,115
                                                                       ---------
                         TOTAL BONDS
                     (Cost $990,249) ....                    (95.08%)  1,004,150
                                                             ------    ---------


                                                                  PAR
                                                                 VALUE
                                              INTEREST          (000'S   MARKET
ISSUER, DESCRIPTION                             RATE            OMITTED)  VALUE
-------------------                             ----            --------  -----

SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (3.88%)

  Investment in a joint repurchase
   agreement transaction with Lehman
   Brothers, Inc.Dated 12-31-96, Due
   01-02-97 (secured by U.S. Treasury
   Bonds, 7.25% thru 12.50%, due 08-15-14
   thru 08-15-22) - Note A                     6.700%      $    41    $   41,000
                                                                      ----------
Corporate Savings Account (0.03%)
  Investors Bank & Trust Company

   Daily Interest Savings Account

   Current Rate 4.75%....                                                    313
                                                                      ----------
        TOTAL SHORT-TERM INVESTMENTS                         (3.91%)      41,313
                                                            ------    ----------
                   TOTAL INVESTMENTS                        (98.99%)  $1,045,463
                                                            ======    ==========

NOTES TO THE SCHEDULE OF INVESTMENTS

(R) These securites are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securites amounted to $49,518 as of December 31, 1996.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

 * Credit ratings are rated by Moody's Investor Services, Fitch or John Hancock Advisers, Inc. where Standard and Poors ratings are not available. These ratings are unaudited.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS

        John Hancock Funds - Declaration Trust -- V.A. Money Market Fund

Schedule of Investments
December 31, 1996

--------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the V.A. Money Market Fund on December 31, 1996.

                                                           PAR VALUE
                                  INTEREST     QUALITY      (000'S
ISSUER, DESCRIPTION                 RATE       RATINGS*     OMITTED)    VALUE
-------------------                 ----       --------     --------    -----

U.S.GOVERNMENT OBLIGATIONS
Governmental - U.S.Agencies
(101.61%)
   Federal Home Loan Bank
   01-02-97..................       6.500%      Tier 1        210      $209,962
                                                                       --------
                  TOTAL U.S. GOVERNMENT
                            OBLIGATIONS
                        (Cost $209,962)                     (101.61%)   209,962
                                                             -------   --------
                      TOTAL INVESTMENTS                     (101.61%)  $209,962
                                                             =======   ========

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.
The percentage shown is the total value of that security expressed as a percentage of the net assets of the Fund. SEE NOTES TO FINANCIAL STATEMENTS.

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

NOTE A --

ORGANIZATION

John Hancock V.A. International Fund ("V.A. International Fund"), John Hancock V.A. Emerging Growth Fund ("V.A. Emerging Growth Fund"), John Hancock V.A. Discovery Fund ("V.A. Discovery Fund"), John Hancock V.A. Independence Equity Fund ("V.A. Independence Equity Fund"), John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund"), John Hancock V.A. Sovereign Investors Fund ("V.A. Sovereign Investors Fund"), John Hancock V.A. World Bond Fund ("V.A. World Bond Fund"), John Hancock V.A. Strategic Income Fund ("V.A. Strategic Income Fund"), John Hancock V.A. Sovereign Bond Fund ("V.A. Sovereign Bond Fund"), John Hancock V.A. Money Market Fund ("V.A. Money Market Fund", (each a "Fund" collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust") an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of ten different series. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends, and liquidation within their respective Fund. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

   The investment objective of the V.A. International Fund is to seek long-term growth of capital by primarily investing in equity securities of foreign companies and governments. The investment objective of the V.A. Emerging Growth Fund is to seek long-term growth of capital. The investment objective of the V.A. Discovery Fund is to seek long-term growth of capital by primarily investing in common stocks of companies of all levels of capitalization which are believed by the Fund's managers to offer superior prospects for growth. The investment objective of the V.A. Independence Equity Fund is to seek above-average total return, consisting of capital appreciation and income by focusing on stocks of companies that management believes are undervalued and have improving fundamentals over both the intermediate and long-term. The investment objective of the V.A. 500 Index Fund is to provide investment results that correspond to the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The investment objective of the V.A. Sovereign Investors Fund is to seek long term growth of capital and income without assuming undue market risks by investing primarily in common stocks of seasoned companies in sound financial condition with a long record of paying increasing dividends. The investment objective of the V.A. World Bond Fund is to seek a high total investment return, a combination of current income and capital appreciation, by investing primarily in a global portfolio of fixed income securities. The investment objective of the V.A. Strategic Income Fund is to seek a high level of current income by primarily investing in foreign government and corporate fixed income securities, U.S. Government securities and lower-rated high yield, high risk, fixed income securities of U.S. issuers. The investment objective of the V.A. Sovereign Bond Fund is to seek a high level of current income consistent with prudent investment risk by investing primarily in a diversified portfolio of investment grade fixed income securities of U.S. and foreign issuers, although the Fund may invest up to 25% of its total assets in lower-rated high yield, high risk, fixed income securities. The investment objective of the V.A. Money Market Fund is to seek maximum current income consistent with capital preservation and liquidity by investing primarily in high-quality money market instruments.

NOTE B --

ACCOUNTING POLICIES

VALUATION OF INVESTMENTS Securities in the Funds' portfolios (except for the V.A. Money Market Fund) are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below. The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

   The V.A. Money Market Fund's portfolio of securities is valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Funds' custodian bank receives delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. They will not be subject to federal income tax on taxable earnings which are distributed to shareholders. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are capital gains and losses for accounting purposes.

   For federal income tax purposes, the following funds had capital loss carryforwards available. These carryforwards are to the extent provided by regulations.

   Expired capital loss carryforwards are reclassified to capital paid-in, in the year of expiration. Additionally, net capital losses attributable to security transactions occuring after October 31, 1996 are treated as arising on the first day (January 1, 1997) of the Funds next taxable year.

                                       CAPITAL LOSS       POST OCTOBER 31, 1996
                                       CARRYFORWARD          LOSS TREATED AS
FUND                                EXPIRES 12-31-2004   ARISING JANUARY 1, 1997
----                                ------------------   -----------------------
V.A. INTERNATIONAL FUND .........        $ 1,554                   --
V.A. EMERGING GROWTH FUND .......         18,937                $52,780
V.A. DISCOVERY FUND .............         11,062                 85,538
V.A. INDEPENDENCE EQUITY FUND ...           --                     --
V.A. 500 INDEX FUND FUND ........           --                     --
V.A. SOVEREIGN INVESTORS FUND ...           --                     --
V.A. WORLD BOND FUND ............           --                     --
V.A. STRATEGIC INCOME FUND ......           --                     --
V.A. SOVEREIGN BOND FUND ........           --                     --
V.A. MONEY MARKET FUND ..........           --                     --

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

   The Funds record all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Funds. Actual results could differ from these estimates.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds have been capitalized and are being charged to the Funds' operations ratably over a five year period that commenced with the investment operations of each Fund.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

   The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from the impact of changes in exchange rates on the value of assets and liabilities other than investments in securities at fiscal year end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Funds (except for the V.A. Independence Equity Fund, V.A. 500 Index Fund, V.A. Sovereign Investors Fund, and V.A. Money Market Fund) may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of each of the Fund's daily net assets. The Funds record realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities.

   The Funds may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

   Open foreign currency forward contracts for the Trust at December 31, 1996 were as follows:

                                                                    UNREALIZED
                                  PRINCIPAL AMOUNT    EXPIRATION   APPRECIATION
CURRENCY                         COVERED BY CONTRACT     MONTH    (DEPRECIATION)
--------                         -------------------     -----    --------------
SELLS
V.A. World Bond Fund
  French Franc...................     450,000           Jan 97        $1,955
                                                                      ------
V.A. Strategic Income Fund
  German Deutsche Mark...........     269,000           Jan 97        $  769
  German Deutsche Mark...........     220,000           Feb 97        $1,365
                                                                      ------
                                                                      $2,134

BUY
V.A. World Bond Fund
  Japanese Yen...................     16,000,000        Jan 97       ($3,343)
                                                                      ------

   There were no open forward foreign currency exchange contracts at December 31, 1996 for all other funds.

FINANCIAL FUTURES CONTRACTS The Funds (except V.A. Money Market Fund) may buy and sell financial futures contracts to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Funds' exposure to the underlying instrument. Selling futures tends to decrease the Funds' exposure to the underlying instrument or hedge other Funds instruments. At the time each Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", will be recorded by the Funds as unrealized gains or losses.

   When the contracts are closed, the Funds recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Funds could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

   For Federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses can be affected as a result of futures contracts.

   Open financial futures contracts for the V.A. 500 Index Fund are presented in the schedule of investments. There were no other open financial futures contracts at December 31, 1996 for all other funds.

OPTIONS The Funds (except V.A. Money Market Fund) may purchase options contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Purchased put or call over-the-counter options will be valued at the average of the "bid" prices obtained from two independent brokers. Written put or call over-the-counter options will be valued at the average of the "asked" prices obtained from two independent brokers. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the written option.

   The Funds may use option contracts to manage their exposure to changing security prices. Writing puts and buying calls will tend to increase the Funds' exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Funds' exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Funds in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contract's terms, or if the Funds are unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Funds will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

   There were no open written options contracts at December 31, 1996.

NOTE C --

MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, each Fund pays a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis as follows:

FUND                                                        RATE
----                                                        ----
V.A. International Fund...................   0.90% of average daily net assets
V.A. Emerging Growth Fund.................   0.75% of average daily net assets
V.A. Discovery Fund.......................   0.75% of average daily net assets
V.A. Independence Equity Fund.............   0.70% of average daily net assets
V.A. 500 Index Fund.......................   0.35% of average daily net assets
V.A. Sovereign Investors Fund.............   0.60% of average daily net assets
V.A. World Bond Fund......................   0.75% of average daily net assets
V.A. Strategic Income Fund................   0.60% of average daily net assets
V.A. Sovereign Bond Fund..................   0.50% of average daily net assets
V.A. Money Market Fund....................   0.50% of average daily net assets

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

   John Hancock Advisers International Limited ("JHAI") serves as the sub-adviser to the V.A. International Fund pursuant to a sub-advisor agreement among the Fund, the Adviser, and JHAI. JHAI was formed in 1987 and is a wholly owned subsidiary of the Adviser. JHAI provides international investment research and advisory services to investment companies and institutional clients. The Adviser pays JHAI a portion of its advisory fee from the V.A. International Fund to JHAI at the following rate: 70% of the advisory fee payable by the Fund.

   Independence Investment Associates, Inc. ("IIA") serves as the sub-adviser to the V.A. Independence Equity Fund pursuant to a separate sub-advisor agreement among the Fund, the Adviser, and IIA. IIA was organized in 1982 and is a wholly owned indirect subsidiary of John Hancock Mutual Life Insurance Company ("JHMLICo"). IIA provides investment advice and advisory services to investment companies and institutional accounts. The Adviser pays IIA a portion of its advisory fee from the V.A. Independence Equity Fund to IIA at the following rate: 55% of the advisory fee payable by the Fund.

   Sovereign Asset Management Corporation ("SAMCorp") serves as the sub-advisor of the V.A. Sovereign Investors Fund pursuant to a sub-advisory agreement among the Fund, the Adviser, and SAMCorp. SAMCorp was organized in 1992 and is a wholly owned indirect subsidiary of JHMLICo. SAMCorp provides investment advice and advisory services to investment companies and private and institutional accounts. The Adviser pays SAMCorp a portion of its advisory fee from the V.A. Sovereign Investors Fund to SAMCorp at the following rate: 40% of the advisory fee payable by the Fund.

   The V.A. 500 Index Fund has an agreement with Standard & Poor's ("S&P") to license certain trademarks and trade names of S & P and of the S & P 500 Index, which is determined, composed and calculated by S & P without regard to the Adviser or the V.A. 500 Index Fund. (Requisite disclosure regarding the use of the Standard & Poor's name is included in the Trust's prospectus.)

   The Adviser has voluntarily agreed to limit each Fund's expenses, excluding the management fee, to 0.25% of each Fund's average daily net assets. Accordingly, the reductions in expenses for the period ended December 31, 1996 were as follows:


FUND                                                        FEE REDUCTION
----                                                        -------------
V.A. International Fund.....................................   $14,115
V.A. Emerging Growth Fund...................................   $14,192
V.A. Discovery Fund.........................................   $13,072
V.A. Independence Equity Fund...............................   $12,141
V.A. 500 Index Fund.........................................   $ 9,231
V.A. Sovereign Investors Fund...............................   $10,696
V.A. World Bond Fund........................................   $15,290
V.A. Strategic Income Fund..................................   $10,094
V.A. Sovereign Bond Fund....................................   $11,962
V.A. Money Market Fund......................................   $10,187

   The Adviser reserves the right to terminate this limitation in the future.

   The Funds have an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 was at an annual rate of 0.01875% of the average net assets of the Funds.

   Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione, and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees is borne by the Fund. The Adviser and other subsidiaries of JHMLICo owned the following shares of beneficial interest of the Funds as of December 31, 1996:

FUND                                          SHARES OF BENEFICIAL INTEREST
----                                          -----------------------------
V.A. International Fund.....................             200,798
V.A. Emerging Growth Fund...................             100,197
V.A. Discovery Fund.........................             100,000
V.A. Independence Equity Fund...............             100,610
V.A. 500 Index Fund.........................             373,779
V.A. Sovereign Investors Fund...............             100,834
V.A. World Bond Fund........................             204,009
V.A. Strategic Income Fund..................             206,689
V.A. Sovereign Bond Fund....................             102,466
V.A. Money Market Fund......................             101,468

NOTE D --
INVESTMENT TRANSACTIONS:

Purchases and proceeds from sales of securities, excluding short-term securities, during the period ended December 31, 1996, for the Funds were as follows:

FUND                                           PURCHASES            SALES
----                                           ---------            -----
V.A. International Fund ..............         $2,080,380        $  250,840
V.A. Emerging Growth Fund ............         $1,155,939        $  225,290
V.A. Discovery Fund ..................         $1,601,883        $  604,738
V.A. Independence Equity Fund ........         $1,259,952        $  254,860
V.A. Sovereign Investors Fund
  U.S. Government Securities .........         $  114,719              --
  Other Investments ..................         $1,020,176        $  139,246
V.A. World Bond Fund

  U.S. Government Securities .........         $  398,844              --
  Other Investments ..................         $2,099,584        $  568,210
V.A. Strategic Income Fund

  U.S. Government Securities .........         $  495,207              --
  Other Investments ..................         $2,570,121        $1,066,608
V.A. Sovereign Bond Fund

  U.S. Government Securities .........         $1,000,837        $  300,682
  Other Investments ..................         $  417,474        $  133,950

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust

   At December 31, 1996, the cost (excluding the corporate savings account) and gross unrealized appreciation and depreciation in value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

                                AGGREGATE    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
FUND                              COST         APPRECIATION       DEPRECIATION      APPRECIATION
----                              ----         ------------       ------------      ------------

V.A. International Fund        $2,023,986        $269,995           $22,190          $247,805
V.A. Emerging Growth
  Fund ................           991,831          74,412            71,437             2,975
V.A. Discovery Fund ...         1,006,545          67,440            32,404            35,036
V.A. Independence
  Equity Fund .........         1,070,243         100,813            15,965            84,848
V.A. 500 Index Fund
  Fund ................         3,984,280            --                --                --
V.A. Sovereign
  Investors Fund ......         1,065,075          91,832            24,657            67,175
V.A. World Bond Fund ..         2,007,597          47,387             6,319            41,068
V.A. Strategic Income
  Fund ................         2,043,644          41,118            15,804            25,314
V.A. Sovereign Bond
  Fund ................         1,031,376          15,999             2,225            13,774
V.A. Money Market
  Fund ................           209,962            --                --                --

NOTE E --
RECLASSIFICATION OF ACCOUNTS

During the period ended December 31, 1996, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to differences in the treatment of net operating losses and foreign currency gains and losses under federal tax rules versus generally accepted accounting principle. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                                    CAPITAL   UNDISTRIBUTED NET  ACCUMULATED NET
FUND                                PAID-IN   INVESTMENT INCOME   REALIZED GAIN
                                                  / (LOSS)           (LOSS)
                                                  --------           ------
V.A. International Fund .....        ($143)        ($5,729)         $ 5,872
V.A. Emerging Growth Fund ...         --              --               --
V.A. Discovery Fund .........         (795)            795             --
V.A. Independence Equity Fund         --               110             (110)
V.A. 500 Index Fund Fund ....         --              --               --
V.A. Sovereign Investors Fund         --              --               --
V.A. World Bond Fund ........         --              --               --
V.A. Strategic Income Fund ..         --              --               --
V.A. Sovereign Bond Fund ....         --              --               --
V.A. Money Market Fund ......         --              --               --

================================================================================
                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - Declaration Trust


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Contract owners, Policyholders, and Trustees of John Hancock Declaration Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of John Hancock Declaration Trust (the "Trust") (comprising respectively V.A. International Fund, V.A. Emerging Growth Fund, V.A. Discovery Fund, V.A. Independence Equity Fund, V.A. 500 Index Fund, V.A. Sovereign Investors Fund, V.A. World Bond Fund, V.A. Strategic Income Fund, V.A. Sovereign Bond Fund, and V.A. Money Market Fund) (collectively "the Funds") as of December 31, 1996, and the related statements of operations, changes in net assets, and the financial highlights for the period from August 29, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers, and other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the John Hancock Declaration Trust as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the period from August 29, 1996 to December 31, 1996, in conformity with generally accepted accounting principles.


                                                 /s/ Ernst & Young LLP

Boston, Massachusetts
February 7, 1996

================================================================================

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   This report is for the information of shareholders of the John Hancock
Declaration Trust. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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                                                                     DECOA 12/96
                                                                            2/97